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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/10

*	Funds included are: Invesco High Income Municipal Fund, Invesco Tax-Exempt Cash Fund and Invesco Tax-Free Intermediate Fund.

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Invesco High Income Municipal Fund
(formerly known as AIM High Income Municipal Fund)
Quarterly Schedule of Portfolio Holdings May 31,
2010

invesco.com	HIM-QTR-1 05/10	Invesco Advisers, Inc.

Invesco High Income Municipal Fund
Schedule of Investments
May 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—98.21%
Alaska—0.41%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007, Community Provider IDR	5.70%	12/01/17	$1,000	$849,860
Series 2007, Community Provider IDR	6.00%	12/01/36	3,000	1,961,970

				2,811,830

Arizona—2.90%
Centerra Community Facilities District; Series 2005, Unlimited Tax GO	5.50%	07/15/29	365	297,475
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Educational Facilities IDR	5.70%	12/01/26	2,200	1,857,966
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Educational Facilities IDR	6.25%	06/01/26	1,000	856,400
Series 2006, Educational Facilities IDR	6.38%	06/01/36	1,000	807,210
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Educational Facilities IDR	7.13%	12/01/28	2,120	2,121,039
Series 2008 A, Educational Facilities IDR	7.25%	12/01/38	1,100	1,079,859
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Educational Facilities IDR	7.25%	08/01/19	830	851,215
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Educational Facilities IDR	8.50%	07/01/39	1,750	1,867,215
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Educational Facilities IDR	6.50%	04/01/26	1,000	933,460
Series 2006, Educational Facilities IDR	6.75%	04/01/36	1,000	908,990
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Educational Facilities IDR	5.88%	06/01/22	535	471,977
Series 2006, Ref. Educational Facilities IDR	6.00%	06/01/36	830	665,403
Pima (County of) Industrial Development Authority (Tucson Electric Power Co. San Juan); Series 2009 A, IDR	4.95%	10/01/20	1,000	1,025,170
Pima (County of) Industrial Development Authority (Valley Academy); Series 2008, Educational Facilities IDR	6.50%	07/01/38	2,815	2,786,118
Pinal (County of) Electrical District No. 4; Series 2008, RB	6.00%	12/01/38	1,650	1,685,227
Tucson (City of) Industrial Development Authority (Arizona AgriBusiness & Equine Center, Inc.); Series 2004 A, Educational Facilities IDR	6.13%	09/01/34	500	468,540
University Medical Center Corp.;
Series 2009, Hospital RB	6.25%	07/01/29	500	535,750
Series 2009, Hospital RB	6.50%	07/01/39	500	536,475

				19,755,489

California—2.90%
Abag Finance Authority for Non-profit Corps. (Hamlin School); Series 2007, RB	5.00%	08/01/37	3,000	2,610,870
California (State of) Educational Facilities Authority (Fresno Pacific University); Series 2000 A, RB	6.75%	03/01/19	1,000	1,007,580
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 A, RB	5.00%	10/01/38	2,000	2,109,340
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/34	1,000	973,900
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,195,480
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/36	1,150	1,011,126
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,168,860
California (State of) Statewide Communities Development Authority (Drew School); Series 2007, RB	5.30%	10/01/37	500	392,005
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (a)	5.13%	04/01/37	$2,000	$1,792,300
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	900	823,680
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,089,465
California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	1,000	955,310
California (State of);
Series 2009, Various Purpose Unlimited Tax GO	6.00%	04/01/35	1,500	1,637,370
Series 2010, Various Purpose Unlimited Tax GO	5.50%	03/01/40	1,000	1,028,040

				19,795,326

Colorado—8.77%
Antelope Heights Metropolitan District; Series 2003, Limited Tax GO (b)(c)	8.00%	12/01/13	500	619,205
Arista Metropolitan District; Series 2005, Special Limited Tax GO	6.75%	12/01/35	2,000	1,464,920
Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO	6.25%	12/01/35	1,500	1,303,395
Bradburn Metropolitan District No. 3 Series 2010, Ref. Limited Tax GO	7.50%	12/01/39	550	553,185
Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO (b)(c)	8.05%	12/01/12	500	599,255
Series 2003, Limited Tax GO (b)(c)	8.05%	12/01/12	534	640,004
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO	7.00%	12/01/23	60	59,432
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO	6.00%	12/01/25	500	411,645
Series 2005, Limited Tax GO	6.13%	12/01/35	750	576,863
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (a)	6.13%	12/15/35	2,925	2,597,020
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, RB	6.00%	11/01/36	1,685	1,063,050
Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB	5.63%	12/01/36	1,080	881,053
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	650	594,769
Series 2008, Charter School RB	6.50%	07/01/38	1,000	896,240
Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy); Series 2003 A, Ref. RB	7.00%	11/01/23	500	521,830
Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	545	547,981
Colorado (State of) Educational & Cultural Facilities Authority (Excel Academy); Series 2003, Charter School RB (b)(c)	7.30%	12/01/11	500	550,155
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy);
Series 2008 A, Charter School RB	6.75%	08/01/28	1,215	1,222,035
Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,507,200
Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	895	820,849
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,429,675
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,540,873
Series 2008 A, Charter School RB	7.25%	10/01/39	500	505,690
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (a)	6.75%	04/01/40	1,860	1,760,843
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB	8.25%	11/01/39	3,000	3,155,580
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (a)	5.75%	05/15/37	2,515	2,083,627
Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2001, RB (b)(c)	7.63%	08/15/11	500	542,900
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,280,240
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Union Colony Charter School); Series 2007, RB (a)	5.75%	12/01/37	$1,650	$1,340,113
Colorado (State of) Educational & Cultural Facilities Authority (Vail Christian High School); Series 2007, Independent School Improvement RB (a)(d)	5.50%	06/01/37	2,000	1,191,860
Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB	5.70%	05/01/37	1,575	1,319,992
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2009 A, RB	8.25%	01/01/24	375	397,433
Series 2009 A, RB	9.00%	01/01/34	750	811,095
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	3,000	2,689,890
Confluence Metropolitan District; Series 2007, Tax Supported RB	5.25%	12/01/17	790	690,578
Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO (b)(c)	6.75%	12/01/18	810	959,866
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO	5.85%	12/01/26	1,000	751,290
Series 2006, Limited Tax GO	5.95%	12/01/36	1,750	1,205,330
Country Club Village Metropolitan District; Series 2006, Limited Tax GO	6.00%	12/01/34	600	421,776
Fitzsimons Village Metropolitan District No 1 Series 2010, A	7.50%	03/01/40	1,500	1,518,345
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO	6.75%	12/01/36	3,000	2,510,160
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO	5.75%	12/01/36	1,415	899,431
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO	6.25%	12/01/36	1,645	1,247,815
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	250	250,733
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	301,257
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	803,600
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO	6.13%	12/01/25	1,000	834,280
Series 2005, Limited Tax GO	6.25%	12/01/35	1,000	782,290
Piney Creek Metropolitan District; Series 2005, Limited Tax GO	5.50%	12/01/35	1,190	990,092
Reata South Metropolitan District; Series 2007 A, Limited Tax GO	7.25%	06/01/37	1,000	876,010
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO	6.50%	12/01/35	1,000	746,130
Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO	5.75%	12/01/36	1,000	706,520
Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO (b)(c)	7.13%	12/01/14	500	621,815
Table Rock Metropolitan District; Series 2003, Limited Tax GO (b)(c)	7.00%	12/01/13	700	822,668
University of Northern Colorado (Auxiliary Facilities System); Series 2001, Ref. & Improvement RB (INS-Ambac Assurance Corp.) (e)	5.00%	06/01/23	1,000	1,009,510
Valagua Metropolitan District; Series 2008, Limited Tax GO	7.75%	12/01/37	1,000	913,820
Wyndham Hill Metropolitan District No. 2;
Series 2005, Limited Tax GO	6.25%	12/01/25	85	70,210
Series 2005, Limited Tax GO	6.38%	12/01/35	500	386,990

				59,800,413

Connecticut—0.57%
Hamden (Town of) (Whitney Center); Series 2009 A, RB	7.63%	01/01/30	700	719,754
Harbor Point Infrastructure Improvement District; Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,182,490

				3,902,244

Delaware—0.49%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,427,700
Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	865	829,206
Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	625,613
Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	472,806

				3,355,325

District of Columbia—0.91%
District of Columbia (Medlantic/Helix); Series 1998 B, RB (INS-Assured Guaranty Municipal Corp.) (e)	5.00%	08/15/38	3,000	3,014,190
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia—(continued)
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	$1,000	$1,015,820
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,152,040

				6,182,050

Florida—4.76%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	3,000	2,626,620
Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2009, RB	7.00%	04/01/39	2,100	2,327,325
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	300	308,583
Series 2001 B, Special Assessment RB	8.38%	05/01/17	150	154,292
Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	525	508,788
East Homestead Community Development District; Series 2005, Special Assessment RB	5.45%	05/01/36	570	474,394
Florida (State of) Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB	6.00%	05/15/36	2,130	1,631,218
Series 2007 A, RB	6.13%	05/15/37	1,855	1,439,276
Florida (State of) Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,794,145
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB	5.10%	05/01/14	1,000	440,000
Hillsborough (County of) Industrial Development Authority (Healthcare Facilities); Series 2008 B, IDR	8.00%	08/15/32	1,000	1,144,890
Lee (County of) Industrial Development Authority (Cypress Cove at HealthPark); Series 2002 A, Health Care Facilities IDR	6.75%	10/01/32	1,250	1,177,912
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2001 A, Hospital RB	6.70%	11/15/19	1,000	1,021,050
Series 2004, Ref. Hospital RB	6.75%	11/15/29	500	506,300
Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	905	880,022
Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	956,140
Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2004 A, Ref. RB	5.75%	08/15/18	750	740,047
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	1,100	1,012,902
Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	829,590
Orange (County of) Health Facilities Authority (The Nemours Foundation); Series 2009 A, RB	5.00%	01/01/39	1,000	1,014,610
Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	878,910
Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	500	500,010
Port St. Lucie (City of) (Southwest Annexation District No. 1); Series 2007 B, Special Assessment RB (INS-National Public Finance Guarantee Corp.) (e)	5.00%	07/01/40	1,500	1,353,630
Reunion East Community Development District; Series 2002 A, Special Assessment RB	7.38%	05/01/33	1,000	716,970
Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	1,500	1,509,135
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,500	1,389,120
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,500	1,354,440
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care IDR	5.25%	01/01/26	1,000	788,900
Series 2006 A, Health Care IDR	5.38%	01/01/40	1,000	730,980
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	166,505
Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,110,390

				32,487,094

Georgia—1.69%
Atlanta (City of) (Atlantic Station);
Series 2001, Tax Allocation RB (b)(c)	7.75%	12/01/11	455	497,929
Series 2001, Tax Allocation RB (b)(c)	7.90%	12/01/11	750	840,030
Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	1,029,590
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Series 2005 B, Tax Allocation RB	5.60%	01/01/30	$2,000	$2,007,780
Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB	5.50%	01/01/31	630	562,275
DeKalb County Hospital Authority (DeKalb Medical Center, Inc),
Series 2010, RB	6.00%	09/01/30	700	705,789
Series 2010, RB	6.13%	09/01/40	1,000	1,007,840
Fulton (County of) Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2004 A, RB	6.13%	02/15/26	500	469,125
Series 2004 A, RB	6.13%	02/15/34	200	180,974
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (f)	6.13%	01/01/34	4,500	4,225,905

				11,527,237

Hawaii—0.35%
Hawaii (State of) Department of Budget & Finance (15 Craigside),
Series 2009 A, Special Purpose RB	8.75%	11/15/29	850	959,820
Series 2009 A, Special Purpose RB	9.00%	11/15/44	1,250	1,405,363

				2,365,183

Idaho—0.99%
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	741,967
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	176,555
Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	1,161,800
Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	2,320,166
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	835,428
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,551,844

				6,787,760

Illinois—8.03%
Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.70%	05/01/36	1,000	818,890
Chicago (City of) (Chatham Ridge Redevelopment);
Series 2002, Tax Increment Allocation RB	5.95%	12/15/12	275	280,970
Series 2002, Tax Increment Allocation RB	6.05%	12/15/13	475	485,445
Chicago (City of) (Lake Shore East);
Series 2003, Special Assessment RB	6.63%	12/01/22	500	493,530
Series 2003, Special Assessment RB	6.75%	12/01/32	500	479,930
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	245	236,866
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	1,000	936,400
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	4,611,200
Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.15%	02/15/13	655	655,046
Series 2005 A, Ref. RB	5.25%	02/15/14	300	299,994
Series 2005 A, Ref. RB	5.35%	02/15/15	225	223,254
Illinois (State of) Finance Authority (Clare Oaks);
Series 2006 A, RB	6.00%	11/15/27	1,000	779,160
Series 2006 A, RB	6.00%	11/15/39	3,500	2,440,935
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB	6.13%	08/15/28	1,000	924,290
Series 2008 A, Ref. RB	6.25%	08/15/35	1,000	917,690
Series 2008 A, Ref. RB	6.25%	08/15/40	1,000	909,020
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	420,125
Series 2006 A, RB	6.00%	08/15/26	850	746,580
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010, RB	6.25%	08/15/15	550	551,084
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Series 2010, RB	7.00%	11/15/15	$550	$551,144
Illinois (State of) Finance Authority (Provena Health); Series 2010 A, RB	6.00%	05/01/28	1,230	1,239,077
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	1,865	2,135,369
Series 2009 A, RB	7.25%	11/01/38	2,000	2,260,700
Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility);
Series 2007 A, RB (d)	5.63%	11/15/17	1,345	536,655
Series 2007 A, RB (d)	6.00%	11/15/27	2,000	798,000
Series 2007 A, RB (d)	6.00%	11/15/37	2,000	798,000
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2009, RB	6.88%	08/15/38	6,000	6,406,140
Series 2009, RB	7.00%	08/15/44	1,000	1,070,310
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	457,530
Series 2005 A, RB	6.13%	11/15/25	1,000	891,440
Series 2005 A, RB	6.25%	11/15/35	1,500	1,280,055
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	935,190
Series 2006 A, RB	5.88%	02/15/38	1,500	1,326,060
Illinois (State of) Health Facilities Authority (Bethesda Home & Retirement Center); Series 1999 A, RB	6.25%	09/01/14	500	505,310
Illinois (State of) Health Facilities Authority (Lutheran Senior Ministries Obligated Group); Series 2001 A, RB (b)(c)	7.38%	08/15/11	1,000	1,093,170
Illinois (State of) Health Facilities Authority (Villa St. Benedict); Series 2003 A-1, RB (d)(g)	6.90%	11/15/33	2,000	761,800
Illinois Finance Authority (Luther Oaks); Series 2006 A, RB	6.00%	08/15/39	1,460	1,216,647
Illinois Health Facilities Authority; Series 2003 A, RB	7.00%	11/15/32	800	777,088
Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook);
Series 2004, Special Tax RB	5.00%	03/01/11	175	173,565
Series 2004, Special Tax RB	6.25%	03/01/34	750	659,370
Lombard (City of) Public Facilities Corp. (Lombard Conference Center & Hotel);
Series 2005 A-1, First Tier RB	6.38%	01/01/15	750	682,418
Series 2005 A-1, First Tier RB	7.13%	01/01/36	2,500	2,044,575
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB	5.75%	12/30/25	2,000	1,278,540
Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	1,000	765,050
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	667,160
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,472,090
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	2,000	1,931,540
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	1,879,500

				54,803,902

Indiana—1.20%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	333,373
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,587,293
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,192,280
Indiana (State of) Health & Educational Facilities Financing Authority (Community Foundation of Northwest Indiana Obligated Group);
Series 2007, Hospital RB	5.50%	03/01/27	3,000	3,028,350
Series 2007, Hospital RB	5.50%	03/01/37	1,000	995,740
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref. PCR	5.75%	08/01/21	1,000	1,025,980

				8,163,016

Iowa—1.42%
Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	500	449,110
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	345	307,843
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	795	651,797
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—(continued)
Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	$1,000	$785,390
Iowa (State of) Finance Authority (Friendship Haven); Series 2004 A, Retirement Community RB	6.13%	11/15/32	500	449,870
Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	139,441
Series 2005 A, MFH RB	6.00%	09/01/35	400	351,576
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	260,835
Series 2004, Health Care Facilities RB	6.15%	10/01/36	600	515,058
Scott (County of) (Ridgecrest Village);
Series 2000 A, RB (b)(c)	7.25%	11/15/10	750	781,035
Series 2004, Ref. RB	4.75%	11/15/12	575	584,206
Series 2004, Ref. RB	5.63%	11/15/18	2,000	1,987,340
Series 2006, Ref. RB	5.25%	11/15/21	1,000	887,420
Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	1,615	1,520,829

				9,671,750

Kansas—1.88%
Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB	5.75%	11/15/38	1,900	2,044,951
Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	738,773
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	600	573,732
Olathe (City of) (Aberdeen Village, Inc); Series 2005 A, Ref. Senior Living Facilities RB	5.60%	05/15/28	1,500	1,251,705
Olathe (City of) (Catholic Care Campus, Inc.);
Series 2006 A, Senior Living Facilities RB	6.00%	11/15/26	1,000	953,760
Series 2006 A, Senior Living Facilities RB	6.00%	11/15/38	2,000	1,792,820
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	371,150
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	749,998
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	597,830
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,466	1,134,112
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	711,169
Roeland Park (City of) Transportation Development District (TDD #1);
Series 2005, Sales Tax RB	5.75%	12/01/25	445	341,248
Series 2006 A, Sales Tax RB	5.88%	12/01/25	975	758,092
Roeland Park (City of) Transportation Development District (TDD #2); Series 2006 B, Sales Tax RB	5.88%	12/01/25	1,000	777,530

				12,796,870

Kentucky—2.01%
Louisville & Jefferson (Counties of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,867,702
Louisville & Jefferson (Counties of) Metropolitan Government (Jewish Hospital & St. Mary’s Healthcare); Series 2008, Health Facilities RB	6.13%	02/01/37	3,500	3,655,155
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) (c)(g)(h)	0.27%	06/09/10	8,170	8,170,000

				13,692,857

Louisiana—0.23%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/32	1,500	1,552,005

Maine—0.07%
Maine (State of) Turnpike Authority; Series 2003, RB (INS-Ambac Assurance Corp.) (e)	5.00%	07/01/33	500	510,595

See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—1.08%
Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation RB	5.35%	07/01/34	$2,000	$1,662,660
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	968	999,053
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital);
Series 2008, RB	5.75%	01/01/38	500	501,495
Series 2008, RB	6.00%	01/01/43	2,750	2,788,253
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic IDR	6.00%	05/01/35	1,500	1,447,350

				7,398,811

Massachusetts—1.94%
Massachusetts (State of) Development Finance Agency (Briarwood Retirement Community); Series 2001 B, RB (b)(c)	7.50%	12/01/10	500	523,040
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	1,001,560
Massachusetts (State of) Development Finance Agency (New England Conservatory of Music); Series 2008, RB	5.25%	07/01/38	2,705	2,619,955
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	807,483
Series 2009 A, RB	6.90%	04/15/25	895	967,262
Series 2009 A, RB	8.00%	04/15/31	1,000	1,140,240
Series 2009 A, RB	8.00%	04/15/39	1,000	1,128,760
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facilities RB	7.50%	06/01/29	1,430	1,476,304
Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	1,000	1,032,980
Series 2009 B-1, Senior Living Facilities RB	7.25%	06/01/16	2,000	2,013,040
Massachusetts (State of) Health & Educational Facilities Authority (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	500	494,025

				13,204,649

Michigan—1.37%
Advanced Technology Academy; Series 2008, Public School Academy RB	6.00%	11/01/37	1,000	909,120
Chandler Park Academy; Series 2005, Public School Academy RB	5.13%	11/01/30	1,050	910,361
Detroit (City of) Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,485	1,267,655
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	814,890
Gaylord (City of) Hospital Finance Authority (Otsego Memorial Hospital Association); Series 2004, Ref. Limited Obligation RB	6.50%	01/01/31	700	619,108
Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	920	904,047
Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	460	447,529
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(g)(h)	0.28%	06/09/10	470	470,000
Michigan (State of) Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group);
Series 2005, Ref. RB	4.88%	11/15/16	685	653,894
Series 2005, Ref. RB	5.25%	11/15/25	450	386,195
Michigan (State of) Municipal Bond Authority (YMCA Service Learning Academy);
Series 2001, Public School Academy Facilities Program RB	7.63%	10/01/21	700	703,969
Series 2001, Public School Academy Facilities Program RB	7.75%	10/01/31	500	500,205
Michigan (State of) Strategic Fund (Detroit Edison Pollution Control); Series 2001 C, Ref. Limited Obligation PCR	5.45%	09/01/29	725	728,785

				9,315,758

Minnesota—9.00%
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010, A RB	6.63%	05/01/30	500	506,855
Series 2010, A RB	6.88%	05/01/40	1,000	1,013,550
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Apple Valley (City of) Economic Development Authority (Evercare Senior Living, LLC);
Series 2005 A, Health Care RB	6.00%	12/01/25	$500	$485,765
Series 2005 A, Health Care RB	6.13%	06/01/35	2,240	2,126,275
Baytown (Town of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	978,900
Series 2008 A, Lease RB	7.00%	08/01/38	700	685,587
Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	940,620
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	937,440
Brooklyn Park (City of) (Prairie Seeds Academy) Series 2009 A, Lease RB	8.38%	03/01/23	100	108,740
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,884,594
Series 2009 A, Lease RB	9.25%	03/01/39	715	786,943
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	1,500	1,335,195
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	397,239
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	542,862
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,068,480
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	2,000	1,979,080
Eveleth (City of) (Manor House & Woodland Homes);
Sr. Series 2006 A-1, MFH RB	5.50%	10/01/25	510	473,035
Sr. Series 2006 A-1, MFH RB	5.70%	10/01/36	3,000	2,647,620
Fairmont (City of) (Goldfinch Estates-Governmental & Educational Assistance Corp.); Series 2005 A, Housing Facilities RB	6.25%	10/01/25	2,500	2,417,275
Fairmont (City of) (Homestead-Governmental & Educational Assistance Corp.); Series 2002 A-1, Housing Facilities RB	7.25%	04/01/22	915	927,252
Falcon Heights (City of) (Kaleidoscope Charter School);
Series 2007 A, Lease RB	6.00%	11/01/27	400	358,580
Series 2007 A, Lease RB	6.00%	11/01/37	550	465,729
Glencoe (City of) (Glencoe Regional Health Services);
Series 2001, Health Care Facilities RB (b)(c)	7.40%	04/01/11	250	267,058
Series 2001, Health Care Facilities RB (b)(c)	7.50%	04/01/11	500	534,535
Hopkins (City of) Housing & Redevelopment Authority (Excelsior Crossings); Series 2009, Tax Increment Allocation RB	5.63%	02/01/30	320	318,653
Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2007, Health Care System RB	5.25%	05/01/37	1,000	987,180
Maplewood (City of) (Volunteers of America Care Center);
Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	775	775,186
Series 2005 A, Ref. Health Care Facilities RB	5.25%	10/01/19	1,250	1,219,300
Series 2005 A, Ref. Health Care Facilities RB	5.38%	10/01/24	2,500	2,330,425
Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,218,087
Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	595	536,476
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 6-X, RB	5.25%	04/01/39	500	518,265
Monticello (City of) (FiberNet Monticello); Series 2008, Telecommunications RB	6.75%	06/01/31	1,650	1,594,395
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.25%	10/01/47	1,400	1,383,298
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	69,017
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	1,888,200
Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	1,000	943,400
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,485,392
Owatonna (City of) (Senior Living): Series 2006 A, Senior Housing RB	5.80%	10/01/29	800	766,760
Perham Hospital District (Health Care Facilities) Series 2010, RB,	6.35%	03/01/35	2,000	2,049,420
Pine City (City of) (Lakes International Language Academy);
Series 2006 A, Lease RB	6.00%	05/01/26	530	492,025
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Series 2006 A, Lease RB	6.25%	05/01/35	$1,550	$1,400,270
Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	925	921,864
Series 2004 A, Lease RB	6.75%	12/01/33	150	144,287
Rochester (City of) (Mayo Clinic); Series 2006, Health Care Facilities RB	5.00%	11/15/36	2,760	2,827,096
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2003 A, Health Care & Housing RB (b)(c)	5.38%	08/01/10	165	167,944
Series 2003 A, Health Care & Housing RB (b)(c)	5.50%	08/01/10	195	198,522
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,043,330
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,636,855
Sartell (City of) Health Care Facilities (Country Manor Campus LLC) Series 2010, A RB,	6.25%	09/01/36	925	920,162
St. Paul (City of) Housing & Redevelopment Authority (Community of Peace Academy); Series 2001 A, Lease RB (b)(c)	7.38%	12/01/10	900	949,689
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	300	270,897
Series 2006 A, Lease RB	6.00%	09/01/36	390	339,616
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	890	898,419
St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,494,710
Series 2007 A, RB	5.15%	10/01/42	275	217,107
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	900	718,704
Series 2004 A, Lease RB	6.60%	12/01/34	275	210,273
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury);
Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	1,000	988,890
Series 2007 A, Health Care & Housing RB	5.63%	06/01/37	1,000	905,140
Woodbury (City of) (Math & Science Academy);
Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	255,383
Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	759,960
Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB (c)	6.38%	05/01/19	650	659,119

				61,372,925

Missouri—4.35%
370/Missouri Bottom Road/Tussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	750	750,727
Series 2002, RB	7.20%	05/01/33	500	483,020
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales; Tax, RB	6.65%	05/01/38	2,000	2,009,580
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation IDR	5.25%	06/01/21	1,270	985,482
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/11	550	548,262
Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	292,626
Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	471,800
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,037,300
Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,182,129
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	929,570
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	1,000	964,900
Desloge (City of) (U.S. Highway 67/State Street Redevelopment); Series 2005, Ref. Tax Increment Allocation RB	5.20%	04/15/20	360	329,141
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation IDR	5.75%	12/01/28	1,250	498,375
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital),
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Series 2009, Health Facilities RB	6.45%	09/01/29	$1,000	$1,021,520
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,287,962
Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	494,940
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	2,000	1,997,960
Series 2010 A, Retirement Community RB	8.25%	05/15/39	1,000	1,006,000
Manchester (City of) Tax Increment and Transportation Refunding (Highway 141/Manchester Road),
Series 2010 RB,	6.00%	11/01/25	1,000	1,009,250
Series 2010, Ref. RB,	6.88%	11/01/39	1,500	1,519,065
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,189,107
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation IDR	6.85%	04/01/29	3,500	3,119,515
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities IDR	6.50%	01/01/33	2,000	1,842,640
Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment & Transportation Sales Tax RB	5.63%	11/01/25	750	668,528
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation IDR	5.25%	11/01/13	500	508,745
Series 2005 A, Tax Increment Allocation IDR	5.50%	11/01/27	750	673,147
Series 2005 B, Tax Increment Allocation IDR	5.50%	11/01/27	1,000	897,530
St. Louis (City of) Industrial Development Authority (Confluence Academy); Series 2007 A, IDR	5.35%	06/15/32	750	577,380
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	1,000	862,290
Strother Interchange Transportation Development District (Lees Summit); Series 2006, RB	5.00%	05/01/24	675	546,757

				29,705,248

Montana—0.09%
Montana (State of) Facility Finance Authority (St. John’s Lutheran Ministries); Series 2006 A, Senior Living RB	6.13%	05/15/36	750	642,015
Nevada—0.08%
University and Community College System of Nevada; Series 2002 A, RB (INS-Financial Guaranty Insurance Co.) (e)	5.40%	07/01/31	500	514,085
New Hampshire—0.52%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	2,000	2,021,700
New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	750	759,915
Series 2003 A, RB	6.88%	05/01/33	750	747,803

				3,529,418

New Jersey—1.67%
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	2,400	2,096,184
New Jersey (State of) Economic Development Authority (Cedar Crest Village, Inc. Facility); Series 2001 A, Retirement Community RB (b)(c)	7.25%	11/15/11	500	553,070
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facilities RB (f)	6.25%	09/15/29	1,010	922,382
Series 2000, Special Facilities RB (f)	7.00%	11/15/30	565	565,186
Series 2000, Special Facilities RB (f)	7.20%	11/15/30	425	426,233
Series 2003, Special Facilities RB (f)	9.00%	06/01/33	500	526,325
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.00%	01/01/15	825	817,963
Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	634,392
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)
Series 2005 A, First Mortgage RB	5.88%	01/01/37	$1,360	$1,149,173
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2001, First Mortgage RB (b)(c)	8.00%	04/01/11	800	866,144
Series 2001, First Mortgage RB (b)(c)	8.00%	04/01/11	500	541,340
Series 2006, First Mortgage RB	5.30%	11/01/26	1,100	932,217
Series 2006, First Mortgage RB	5.38%	11/01/36	700	543,662
New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, RB (INS-Ambac Assurance Corp.) (e)	5.25%	12/15/23	750	836,558

				11,410,829

New Mexico—0.18%
Mariposa East Public Improvement District;
Series 2006, Unlimited Tax GO	5.75%	09/01/21	500	423,715
Series 2006, Unlimited Tax GO	6.00%	09/01/32	1,000	778,090

				1,201,805

New York—1.70%
Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement IDR	6.15%	07/01/18	500	485,270
Series 2008 A, Continuing Care Retirement IDR	6.75%	07/01/28	600	524,226
Series 2008 A, Continuing Care Retirement IDR	6.88%	07/01/40	1,000	841,920
East Rochester (City of) Housing Authority (Woodland Village); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,449,080
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, IDR	6.00%	11/15/26	1,100	941,721
Monroe (County of) Industrial Development Agency (Woodland Village); Series 2000, Civic Facilities IDR (b)(c)	8.55%	11/15/10	1,000	1,056,780
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement IDR	6.50%	01/01/27	1,000	994,910
New York (State of) Dormitory Authority (Mount Sinai NYU Health Obligated Group); Series 2000, RB	5.50%	07/01/26	500	500,315
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage IDR	7.38%	03/01/21	350	351,711
Series 2001 A, First Mortgage IDR	7.38%	03/01/31	500	482,205
Ulster (County of) Industrial Development Agency,
Series 2007 A, Civic Facilities IDR	6.00%	09/15/27	2,000	1,827,100
Series 2007 A, Civic Facilities IDR	6.00%	09/15/37	2,000	1,655,320
Westchester (County of) Industrial Development Agency (Hebrew Hospital Senior Housing, Inc.); Series 2000 A, Continuing Care Retirement IDR (b)(c)	7.38%	07/01/10	500	513,185

				11,623,743

North Carolina—0.70%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	1,300	1,001,650
North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,500	1,339,395
North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	927,390
Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,482,690

				4,751,125

North Dakota—0.63%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,167,115
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	855	666,789
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	445,190
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Dakota—(continued)
Series 2007, Health Care RB	5.50%	05/01/26	$1,520	$1,291,422
Series 2007, Health Care RB	5.50%	05/01/42	1,000	752,950
				4,323,466
Ohio—2.45%
Adams (County of); Series 2005, Hospital Facilities Improvement RB	5.75%	09/01/10	395	392,729
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	975,710
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	1,882,620
Cleveland-Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	1,886,368
Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	1,000	1,003,010
Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	750	758,152
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	1,000	862,310
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	1,000	875,110
Hickory Chase Community Authority;
Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	2,000	1,302,500
Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,500	977,025
Lucas (County of) (Sunset Retirement Communities);
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.50%	08/15/20	920	931,344
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.55%	08/15/24	500	505,095
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Financing RB	5.25%	12/01/15	1,080	1,011,668
Series 2006, Tax Increment Financing RB	5.75%	12/01/20	1,300	1,131,455
Toledo-Lucas (County of) Port Authority (St. Mary Woods);
Series 2004 A, RB	6.00%	05/15/24	1,750	1,259,912
Series 2004 A, RB	6.00%	05/15/34	1,500	925,920

				16,680,928

Oklahoma—1.32%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	1,400	1,478,820
Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	1,025	994,936
Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,202,675
Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	825	840,271
Tulsa (County of) Industrial Authority Senior Living Community (Montereau, Inc),
Series 2010, A, RB	7.13%	11/01/30	1,250	1,258,550
Series 2010, A, RB	7.25%	11/01/40	2,250	2,252,970

				9,028,222

Oregon—1.02%
Clackamas (County of) Hospital Facilities Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	230	207,290
Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB	5.13%	04/01/26	1,000	899,430
Oregon (State of) Health & Science University;
Series 2009 A, RB	5.75%	07/01/39	1,175	1,252,832
Series 2009 A, RB	5.88%	07/01/33	2,500	2,703,650
Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB (b)(c)	7.00%	12/01/13	1,555	1,861,864

				6,925,066

Pennsylvania—5.26%
Allegheny (County of) Hospital Development Authority (Villa St. Joseph of Baden, Inc.); Series 1998, Health Care Facilities RB	6.00%	08/15/28	500	441,885
Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School IDR	7.00%	12/15/15	605	625,830
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Blair (County of) Industrial Development Authority (Village of Pennsylvania State);
Series 2002 A, IDR	6.90%	01/01/22	$500	$402,135
Series 2002 A, IDR	7.00%	01/01/34	500	402,330
Butler (County of) Hospital Authority (Butler Health System);
Series 2009, RB	7.13%	07/01/29	2,145	2,434,339
Series 2009, RB	7.25%	07/01/39	1,590	1,807,608
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage IDR	6.38%	12/01/19	1,000	1,004,710
Series 2006, Ref. First Mortgage IDR	5.13%	12/01/12	500	497,075
Series 2006, Ref. First Mortgage IDR	5.25%	12/01/13	500	500,870
Series 2006, Ref. First Mortgage IDR	5.25%	12/01/15	260	258,710
Series 2006, Ref. First Mortgage IDR	5.38%	12/01/16	500	469,190
Series 2006, Ref. First Mortgage IDR	5.75%	12/01/22	935	836,844
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, IDR	6.25%	12/15/27	1,000	959,890
Series 2007 A, IDR	6.38%	12/15/37	1,500	1,397,325
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	936,120
Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	2,000	2,024,540
Series 2008 A, RB	5.35%	01/01/20	515	516,205
Series 2008 A, RB	5.45%	01/01/21	885	887,283
Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB (b)(c)	7.13%	01/01/13	700	809,753
Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	7.00%	07/01/27	1,000	1,017,410
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital IDR	5.88%	07/01/31	1,500	1,321,290
Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	500	478,795
Lawrence (County of) Industrial Development Authority (Shenango Presbyterian Senior Care Obligated Group); Series 2001 B, Senior Health & Housing Facilities IDR (b)(c)	7.50%	11/15/11	1,000	1,115,340
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 2001, First Mortgage RB	7.63%	11/01/21	250	255,920
Series 2001, First Mortgage RB	7.75%	11/01/33	750	758,648
Moon Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(g)(h)	0.32%	06/09/10	6,765	6,765,000
Pennsylvania (State of) Economic Development Financing Authority (Northwestern Human Services, Inc.); Series 1998 A, RB	5.25%	06/01/14	1,000	984,600
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	500	511,595
Series 2000 A, Student Housing RB	6.75%	09/01/32	320	325,398
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, IDR	6.88%	04/01/34	500	464,320
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, IDR	6.00%	08/01/35	500	505,640
Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School);
Series 2007 A, IDR	5.15%	05/01/27	1,000	896,260
Series 2007 A, IDR	5.25%	05/01/37	1,000	858,900
Philadelphia (City of) Industrial Development Authority; Series 2007 A, IDR	5.50%	09/15/37	2,700	2,403,918

				35,875,676

Puerto Rico—0.35%
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; First Sub. Series 2009 A, RB	5.50%	08/01/28	2,250	2,406,983
Rhode Island—0.73%
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,788,750
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island—(continued)
Series 2009 A, Hospital Financing RB (INS-AGC) (e)	6.25%	05/15/30	$2,000	$2,221,520

				5,010,270

South Carolina—1.73%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,030,953
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,420,980
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	970,695
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2000 A, Hospital Facilities Improvement RB (b)(c)	7.38%	12/15/10	800	846,320
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,565,940
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,570	1,610,616
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, Residential Care Facilities RB	6.25%	05/15/25	750	716,348
Series 2004 A, Residential Care Facilities RB	6.38%	05/15/32	1,250	1,136,000
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	2,000	1,464,900
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2000, First Mortgage Health Facilities RB (b)(c)	7.75%	10/01/10	700	730,023
Series 2000, First Mortgage Health Facilities RB (b)(c)	8.00%	10/01/10	300	313,113

				11,805,888

South Dakota—0.24%
Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	1,300	1,119,092
South Dakota (State of) Health & Educational Facilities Authority (Westhills Village Retirement Community); Series 2003, RB	5.65%	09/01/23	500	509,510

				1,628,602

Tennessee—0.52%
Blount (County of) Health & Educational Facilities Board (Asbury, Inc.); Series 2007 A, Ref. RB	5.13%	04/01/23	1,690	1,470,114
Davidson and Williamson (Counties of) Harpeth Valley Utilities District; Series 2004, Utilities Improvement RB (INS-National Public Finance Guarantee Corp.) (e)	5.00%	09/01/34	1,000	1,024,560
Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	500	488,095
Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	600	577,884

				3,560,653

Texas—10.59%
Abilene (City of) Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group Report); Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	2,400	2,163,816
Atlanta (City of) Hospital Authority; Series 1999, RB	6.70%	08/01/19	470	473,130
Bexar (County of) Housing Finance Corp. (American Opportunity for Housing-Cinnamon Creek Apartments); Sr. Series 2002 A-1, MFH RB	6.85%	12/01/23	750	663,030
Clifton Higher Education Finance Corp. (Tejano Center for Community Concerns, Inc. — Raul Yzaguirre School for Success); Series 2009 A, Ref. RB	9.00%	02/15/38	2,000	2,352,360
Clifton Higher Education Finance Corporation (Uplift Education) Series 2010, A RB,	6.13%	12/01/40	2,970	2,980,246
Corpus Christi (Port of) Industrial Development Corp. (Valero); Series 1997 C, Ref. IDR	5.40%	04/01/18	550	549,983
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.; Series 2000 A-3, Ref. RB (f)	9.13%	05/01/29	500	500,950
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	5.63%	09/01/13	1,735	1,818,488
Series 2004 A, RB	7.00%	09/01/25	2,825	2,840,001
Series 2004 A, RB	7.13%	09/01/34	905	910,385
Gulf Coast Waste Disposal Authority (Valero Energy Corp.); Series 2001, RB (f)	6.65%	04/01/32	900	910,278
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.20%	12/01/28	1,000	1,084,460
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
HFDC of Central Texas, Inc.;
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	$500	$407,385
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	750	652,995
Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	807,400
Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/15	500	515,900
Series 2005, Hospital RB	5.00%	08/15/19	700	694,904
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	1,000	934,220
Series 2008, RB	6.00%	02/15/38	1,000	916,910
Houston (City of) (Continental Airlines, Inc. Terminal E); Series 2001, Airport System Special Facilities RB (f)	6.75%	07/01/29	500	495,570
Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB (b)(c)	7.00%	02/15/14	300	360,498
Series 2004 A, Retirement Facilities RB (b)(c)	7.00%	02/15/14	750	901,245
Series 2004 A, Retirement Facilities RB (b)(c)	7.13%	02/15/14	450	542,583
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,433,127
La Vernia Higher Education Finance Corp. (Kipp Inc.); Series 2009 A, RB	6.25%	08/15/39	250	259,723
La Vernia Higher Education Finance Corp.;
Series 2008 A, RB	6.25%	02/15/17	1,245	1,347,463
Series 2008 A, RB	7.13%	02/15/38	2,000	2,126,340
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB	5.50%	02/15/37	1,000	935,000
Series 2009, Ref. RB	6.25%	02/15/37	2,000	2,034,680
Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,092,140
Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	1,060	901,954
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facilities RB	5.63%	02/15/35	945	852,428
Midlothian (City of) Development Authority;
Series 2001, Tax Increment Contract Allocation RB (b)(c)	7.88%	05/15/11	1,000	1,089,190
Series 2004, Tax Increment Contract Allocation RB	6.20%	11/15/29	1,000	975,720
North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,573,095
Pearland (City of) Development Authority; Series 2009, Tax Increment Contract Allocation RB	5.88%	09/01/29	805	842,135
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, RB	6.25%	08/15/29	570	590,930
Series 2009 A, RB	6.50%	08/15/39	2,320	2,405,910
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facilities RB	5.63%	11/15/27	1,500	1,392,150
Series 2007, Retirement Facilities RB	5.75%	11/15/37	3,500	3,153,010
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facilities RB	5.25%	02/15/17	1,150	1,037,794
Series 2007, Retirement Facilities RB	5.75%	02/15/25	1,500	1,264,725
Series 2007, Retirement Facilities RB	5.75%	02/15/29	1,600	1,294,480
Series 2009 A, Retirement Facilities RB	8.00%	02/15/38	1,350	1,352,619
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador) Series 2010 A, Retirement Facilities RB	8.00%	11/15/29	1,500	1,505,835
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facilities RB	8.13%	11/15/39	1,000	1,001,770
Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere);
Series 2006 A, Retirement Facilities RB	6.00%	11/15/26	1,200	1,218,552
Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	2,000	1,928,120
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Tarrant (County of) Cultural Education Facilities Finance Corp. (Senior Living Center);
Series 2009 A, Retirement Facilities RB	8.25%	11/15/29	$2,135	$2,171,252
Series 2009 A, Retirement Facilities RB	8.25%	11/15/39	1,000	1,003,840
Travis (County of) Health Facilities Development Corp. (Querencia Barton Creek);
Series 2005, Retirement Facilities RB	5.50%	11/15/25	1,650	1,513,083
Series 2005, Retirement Facilities RB	5.65%	11/15/35	1,250	1,057,200
Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, Retirement Facilities RB	7.00%	11/01/30	2,500	2,538,600
University of Houston (Consolidated System); Series 2009 A, Ref. RB	5.00%	02/15/34	2,000	2,094,800
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Incremental Contract Allocation RB	5.38%	09/01/25	465	470,199
Series 2009, Tax Incremental Contract Allocation RB	5.50%	09/01/29	2,250	2,285,685
Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	1,000	1,002,230

				72,222,516

Utah—2.90%
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	1,450	1,143,818
Utah (County of) (Lakeview Academy); Series 2007 A, Charter School RB	5.63%	07/15/37	2,200	1,789,150
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	1,000	943,830
Series 2007 A, Charter School RB	5.63%	07/15/37	1,350	1,097,888
Utah (County of) (Ronald Wilson Reagan Academy);
Series 2007 A, Charter School RB	5.75%	02/15/22	340	314,809
Series 2007 A, Charter School RB	6.00%	02/15/38	2,710	2,318,730
Utah (State of) Charter School Finance Authority (Channing Hall);
Series 2007 A, RB (a)	5.88%	07/15/27	780	701,025
Series 2007 A, RB (a)	6.00%	07/15/37	2,100	1,801,149
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, RB	6.75%	07/15/28	1,340	1,311,793
Series 2008 A, RB	7.00%	07/15/40	1,690	1,642,359
Utah (State of) Charter School Finance Authority (Rockwell Charter High School); Series 2008 A, RB	7.00%	08/15/38	2,000	1,516,300
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	3,800	3,476,886
West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB (a)	6.38%	06/01/37	1,975	1,753,425

				19,811,162

Virginia—1.88%
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	2,000	1,973,580
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	2,000	1,925,460
Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	750	759,675
Lexington (City of) Industrial Development Authority (Kendall at Lexington);
Series 2007 A, Residential Care Facilities Mortgage IDR	5.25%	01/01/21	895	802,332
Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/22	780	699,878
Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/23	425	375,203
Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/28	500	425,770
Series 2007 A, Residential Care Facilities Mortgage IDR	5.50%	01/01/37	1,300	1,062,035
Lynchburg (City of) Industrial Development Authority (The Summit); Series 2002 A, Residential Care Facilities Mortgage IDR	6.25%	01/01/28	500	442,555
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	453,010
Peninsula Ports Authority (Virginia Baptist Homes);
Series 2003 A, Residential Care Facilities RB (b)(c)	7.38%	12/01/13	500	601,130
Series 2006 C, Ref. Residential Care Facilities RB	5.38%	12/01/26	1,000	675,100
Series 2006 C, Ref. Residential Care Facilities RB	5.40%	12/01/33	1,000	674,930
Peninsula Town Center Community Development Authority,
Series 2007, Special Obligations RB	6.35%	09/01/28	1,000	996,670
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia—(continued)
Series 2007, Special Obligations RB	6.45%	09/01/37	$1,000	$981,010

				12,848,338

Washington—1.33%
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, RB	6.50%	12/01/38	2,000	1,820,240
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2007, RB	5.75%	12/01/28	1,250	1,259,837
Washington (State of) Health Care Facilities Authority (Multi-Care Health System); Series 2007 B, RB (INS-Financial Security Assurance Inc.) (e)	5.00%	08/15/41	1,000	1,000,590
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	500	558,150
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB	6.50%	11/15/33	1,500	1,575,540
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian Asset Assurance, Inc.) (e)	5.50%	08/15/42	3,000	2,839,950

				9,054,307

West Virginia—1.28%
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,304,220
Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	907,190
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.50%	10/01/38	5,000	4,860,900
Series 2008, RB	6.75%	10/01/43	1,650	1,645,462

				8,717,772

Wisconsin—3.65%
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB	5.50%	08/01/22	300	259,731
Milwaukee (City of) Redevelopment Authority (Milwaukee Science Education Consortium, Inc.); Series 2005 A, RB	5.75%	08/01/35	1,815	1,590,539
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,075	1,033,032
Series 2008, RB	7.25%	06/01/38	1,000	932,400
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB	6.50%	08/15/26	250	251,612
Series 2004 A, RB	6.75%	08/15/34	1,450	1,459,280
Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.); Series 2003, RB	7.13%	01/15/22	945	947,126
Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	189,902
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	500	468,275
Series 2004, RB	6.13%	12/01/34	1,000	865,990
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	2,000	2,026,980
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2001 B, RB	6.00%	02/15/25	2,000	2,023,040
Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	250	244,038
Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Village); Series 2000 A, RB (b)	7.63%	08/15/30	1,000	1,011,780
Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB	6.13%	04/01/24	260	262,493
Series 2004 A, RB	6.25%	04/01/34	1,025	1,007,442
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community Inc.);
Series 2009 A, RB	7.25%	09/15/29	2,000	2,063,120
Series 2009 A, RB	7.63%	09/15/39	1,000	1,046,340
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.00%	07/01/15	$100	$101,738
Series 2003, RB	6.13%	07/01/16	150	149,516
Series 2003, RB	6.63%	07/01/28	750	736,777
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	2,020	1,995,942
Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,252,040
Series 2010, RB	7.00%	08/01/33	2,000	1,972,680

				24,891,813

Wyoming—0.07%
Teton (County of) Hospital District (St. John’s Medical Center); Series 2002, RB	6.75%	12/01/22	500	504,040

TOTAL INVESTMENTS(i)—98.21% (Cost $706,429,901)				669,927,059

OTHER ASSETS LESS LIABILITIES—1.79%				12,178,724

NET ASSETS—100.00%				$682,105,783

Investment Abbreviations:

GO	—	General Obligation Bonds
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
Sr.	—	Senior
Sub.	—	Subordinated
TAN	—	Tax Anticipation Notes
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $21,499,777, which represented 3.15% of the Fund’s Net Assets.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2010 was $6,496,332, which represented 0.95% of the Fund’s Net Assets

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Security subject to the alternative minimum tax.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is re-determined periodically. Rate shown is the rate in effect on May 31, 2010.

(h)	Security is considered a cash equivalent.

(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
See accompanying notes which are an integral part of this schedule.

Invesco High Income Municipal Fund
Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to

Invesco High Income Municipal Fund
D.	Other Risks — (Continued)

economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$669,927,059	$—	$669,927,059
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $24,548,178 and 9,035,812 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,421,641
Aggregate unrealized (depreciation) of investment securities	(53,848,256)

Net unrealized appreciation (depreciation) of investment securities	$(36,426,615)

Cost of investments for tax purposes is $706,353,674.

Invesco Tax-Exempt Cash Fund
(formerly known as AIM Tax-Exempt Cash Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	TEC-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments May 31, 2010 (Unaudited)
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—98.95%
Alabama—2.06%
Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.37%	10/01/32	$895	$895,000

Alaska—0.92%
Fairbanks North Star (Borough of); Series 2010 N, Ref. Unlimited Tax GO	2.00%	11/01/10	400	402,482

Colorado—5.71%
Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	200	200,482
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA) (a)	0.29%	02/15/28	1,565	1,565,000
Douglas (County of); Series 2010, Road Improvement Sales & Use Tax RB	3.00%	10/15/10	500	504,720
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(b)(c)	0.30%	12/01/30	215	215,000

				2,485,202

Florida—3.77%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.42%	10/01/16	830	830,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.27%	07/01/32	810	810,000

				1,640,000

Georgia—4.04%
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.37%	08/01/21	200	200,000
Lowndes (County of) School District; Series 2007, Unlimited Tax GO	5.00%	02/01/11	350	360,691
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.30%	07/01/24	1,200	1,200,000

				1,760,691

Illinois—9.07%
Illinois (State of) Development Finance Authority (United Way/Crusades of Mercy, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.42%	04/01/27	415	415,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A-2, RB (a)	0.35%	11/01/30	200	200,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-Harris N.A.) (a)(b)(c)	0.30%	02/01/42	2,000	2,000,000
Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB (a)	0.32%	12/01/46	200	200,000
West Chicago (City of) (Liquid Container, LP); Series 1991, Ref. VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.31%	03/01/15	1,135	1,135,000

				3,950,000

Iowa—2.70%
Iowa (State of) Finance Authority (YMCA & Rehabilitation Center); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.38%	04/01/25	900	900,000
West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	275	275,000

				1,175,000

Kansas—0.69%
Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	300	300,000

Kentucky—0.69%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.27%	04/01/32	300	300,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—2.60%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 A, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.76%	08/01/17	$130	$130,000
Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD MFH Limited Obligation RB (CEP-FNMA) (a)	0.30%	08/15/32	500	500,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.30%	10/01/31	500	500,000

				1,130,000

Minnesota—2.95%
Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO Notes	1.50%	09/10/10	180	180,445
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	250	251,017
Series 2009 B, COP	2.00%	09/10/10	500	502,343
Series 2010 A, COP	2.00%	09/10/10	350	351,667

				1,285,472

Mississippi—0.92%
Jackson (County of); Series 1994, Ref. Water System Unlimited Tax GO (CEP-Chevron Corp.) (a)	0.25%	11/01/24	400	400,000

Missouri—1.15%
St. Louis (County of) Industrial Development Authority (Friendship Village of South County); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.35%	09/01/22	500	500,000

New Hampshire—5.17%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.37%	06/01/28	2,250	2,250,000

New Jersey—2.07%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.28%	02/01/28	900	900,000

New York—1.15%
Suffolk (County of); Series 2009, Unlimited GO TAN	2.00%	08/12/10	500	501,635

North Dakota—4.59%
Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.42%	12/01/14	2,000	2,000,000

Ohio—7.25%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.26%	11/01/40	405	405,000
Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	250	250,367
Napoleon (City of); Series 2010, Limited Tax GO BAN	1.00%	07/21/10	500	500,340
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC-Barclays Bank PLC) (a)(b)(c)	0.27%	01/01/34	2,000	2,000,000

				3,155,707

Pennsylvania—3.22%
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.28%	10/15/25	800	800,000
Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited GO TAN	1.50%	06/30/10	500	500,478
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Indiana Regional Medical Center); Series 2006 A2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.29%	06/01/11	100	100,000

				1,400,478

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island—1.04%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	$200	$201,617
Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited GO TAN	2.50%	06/30/10	250	250,392

				452,009

South Carolina—10.77%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	240	240,519
Greenville (County of) School District; Series 2009 C, Unlimited Tax GO	2.00%	06/01/10	280	280,000
Greenwood (County of) School District No. 50; Series 2010, Unlimited Tax GO	2.00%	04/01/11	750	759,935
South Carolina (State of) Jobs-Economic Development Authority (John Ancrum Society for Prevention of Cruelty to Animals); Series 2007, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.42%	08/01/27	3,410	3,410,000

				4,690,454

Tennessee—5.17%
Hawkins (County of) Industrial Development Board (Leggett & Platt Inc.); Series 1988 B, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	10/01/27	1,750	1,750,000
Shelby (County of) Health, Educational and Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.29%	12/15/42	500	500,000

				2,250,000

Texas—10.42%
Elgin (City of) Independent School District; Series 2003, Unlimited Tax School Building GO (CEP-Texas Permanent School Fund)	4.50%	08/01/10	300	301,951
Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR (a)(c)	0.45%	03/01/14	500	500,210
Series 1985, PCR (a)(c)	0.40%	11/01/19	440	440,000
Houston (City of); Series 2009 H-2, General Obligation Commercial Paper Notes	0.35%	08/17/10	500	500,000
JPMorgan Chase PUTTERs (Frisco Independent School District); Series 2009-3373, VRD Unlimited Tax School Building GO (a)(d)(e)	0.32%	08/15/16	1,750	1,750,000
Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, PCR (a)	0.29%	02/15/17	205	204,997
South San Antonio Independent School District; Series 2010, Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund)	4.00%	08/15/10	105	105,771
Southlake (City of) (Tarrant & Denton Counties); Series 2010, Limited Tax & Waterworks & Sewer System Revenue Obligation Ctfs.	3.00%	02/15/11	720	732,870

				4,535,799

Vermont—2.87%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC-Banco Santander S.A.) (a)(b)(c)	0.59%	05/01/29	1,250	1,250,000

Virginia—2.32%
Virginia Beach (City of); Series 2000, Water & Sewer System RB (f)(g)	5.25%	08/01/10	1,000	1,008,229

Washington—1.68%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial Commercial Paper RB (c)	0.22%	07/09/10	250	250,000
King (County of); Series 2002, Various Purpose Limited Tax GO	5.00%	12/01/10	130	132,904
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship and Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.37%	11/01/32	350	350,000

				732,904

Wisconsin—3.96%
Madison (City of) Community Development Authority (Hamilton Point Apartments); Series 1997 A, Ref. VRD MFH RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.43%	10/01/22	725	725,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.37%	08/15/34	1,000	1,000,000

				1,725,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Value

TOTAL INVESTMENTS(h)(i)—98.95% (Cost $43,076,062)	$43,076,062
OTHER ASSETS LESS LIABILITIES—1.05%	458,348

NET ASSETS—100.00%	$43,534,410

Investment Abbreviations:

BAN	—	Bond Anticipation Note
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
Ctfs.	—	Certificates
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation Bonds
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
PUTTERs	—	Putable Tax-Exempt Receipts
RB	—	Revenue Bonds
Ref.	—	Refunding
TAN	—	Tax Anticipation Notes
TRAN	—	Tax and Revenue Anticipation Notes
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.33%; other countries less than 5% each: 7.96%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $2,475,000, which represented 5.69% of the Fund’s Net Assets.

(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	22.0%
Federal National Mortgage Association	5.9
U.S. Bank, N.A.	5.3
Wells Fargo Bank, N.A.	5.3
JPMorgan Chase Bank, N.A.	5.1
PNC Bank, N.A.	5.1
See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund
Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$43,076,062	$—	$43,076,062

Invesco Tax-Free Intermediate Fund
(formerly known as AIM Tax-Free Intermediate Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	TFI-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.77%
Alabama—2.19%
Alabama Public School & College Authority;
Series 2009 A, Ref. RB	5.00%	05/01/15	$1,000	$1,136,710
Series 2009 A, Ref. RB	5.00%	05/01/18	1,000	1,140,420
Series 2009 A, Ref. RB	5.00%	05/01/19	1,000	1,139,100
Alabama Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB (a)	4.10%	11/03/16	2,000	2,082,080
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, RB (INS-AGC) (b)	4.50%	06/01/18	990	1,016,245
Series 2009, RB (INS-AGC) (b)	4.63%	06/01/19	750	769,853
Series 2009, RB (INS-AGC) (b)	5.00%	06/01/21	525	545,092
Series 2009, RB (INS-AGC) (b)	5.25%	06/01/24	1,000	1,036,870
Series 2009, RB (INS-AGC) (b)	5.75%	06/01/29	2,000	2,086,280
Birmingham (City of) Waterworks Board; Series 2009 A, Water RB (INS-AGC) (b)	5.00%	01/01/20	2,500	2,785,925
Birmingham (City of); Series 2001 B, Ref. Unlimited Tax GO Wts. (INS-AGM) (b)	5.25%	07/01/10	1,950	1,958,014
Birmingham Airport Authority;
Series 2003 A, Ref. Airport RB (INS-AGM) (b)	4.00%	07/01/15	1,930	2,027,542
Series 2003 A, Ref. Airport RB (INS-AGM) (b)	4.00%	07/01/16	2,335	2,440,215
Series 2003 A, Ref. Airport RB (INS-AGM) (b)	4.00%	07/01/17	2,465	2,548,021
Series 2003 A, Ref. Airport RB (INS-AGM) (b)	4.00%	07/01/18	1,985	2,039,548
Series 2003 A, Ref. Airport RB (INS-AGM) (b)	4.00%	07/01/19	1,410	1,437,453
Series 2003 A, Ref. Airport RB (INS-AGM) (b)	4.50%	07/01/20	1,375	1,442,430
Chatom (Town of) Industrial Development Board; Series 2007 A, VRD RB (c)(d)	1.23%	08/01/37	2,000	2,000,000
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System, Inc.); Series 2010 A, RB	5.00%	02/01/12	410	431,062
Lauderdale (County of) & Florence (City of) Health Care Authority (Coffee Health Group); Series 2000 A, RB (INS-NATL) (b)	5.50%	07/01/11	1,200	1,226,112
Mobile (City of) Industrial Development Board (Alabama Power Co.); Series 2007 C, PCR (a)	5.00%	03/19/15	2,150	2,336,684
Mobile (City of); Series 2009 A, Ref. Unlimited Tax GO Wts.	5.00%	02/15/22	2,500	2,779,025

				36,404,681

Alaska—0.53%
Alaska Industrial Development & Export Authority (Greater Fairbanks);
Series 2004 A, RB (INS-AGM) (b)	5.13%	04/01/19	1,000	1,073,400
Series 2009 C, Ref. RB	4.00%	04/01/13	545	566,969
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,068,204
Alaska Industrial Development & Export Authority;
Series 2010 A, Revolving Fund Ref. RB	5.00%	04/01/13	1,750	1,929,672
Series 2010 A, Revolving Fund Ref. RB	5.25%	04/01/21	755	847,118
Alaska International Airports System; Series 2006 B, Ref. RB (INS-NATL) (b)	5.00%	10/01/27	1,135	1,162,172
Alaska Municipal Bond Bank; Series 2009-1, RB	5.63%	09/01/29	250	268,667
Alaska Southeast Power Agency; Series 2009, Electric Ref. RB (INS-AGC) (b)	5.13%	06/01/24	650	694,811
North Slope (Borough of); Series 2008 A, Ref. Unlimited Tax GO	5.50%	06/30/19	1,000	1,183,670

				8,794,683

Arizona—2.96%
Arizona (State of);
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/13	1,510	1,676,266
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/14	3,000	3,368,670
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/15	2,000	2,243,180
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/16	3,000	3,355,980
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/18	2,000	2,232,480
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/19	1,000	1,113,120
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 B, Ref. PCR (a)	5.50%	05/01/12	2,500	2,605,350
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—(continued)
Mesa (City of); Series 2009, Unlimited Tax GO Highway Anticipation Notes	3.50%	07/01/15	$5,000	$5,175,100
Series 2010, Unlimited Tax GO Highway Anticipation Notes	3.25%	07/01/16	5,000	5,103,800
Mohave (County of) Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO (INS-AGC) (b)	5.00%	07/01/23	1,500	1,638,435
Phoenix (City of) Civic Improvement Corp.; Series 2001, Ref. Wastewater System Jr. Lien RB (INS-NATL) (b)	5.25%	07/01/11	3,000	3,156,630
Pima (County of) Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO (INS-AGC) (b)	4.00%	07/01/18	1,250	1,329,938
Pima (County of) Metropolitan Domestic Water Improvement; Series 2009, Ref. Sr. Lien Water RB (INS-AGM) (b)	3.00%	01/01/14	1,000	1,041,550
Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,221,760
Series 2010, COP	3.50%	06/01/15	1,200	1,240,128
Salt River Agricultural Improvement & Power;
Series 2009 B, RB	3.00%	01/01/14	5,000	5,298,200
Series 2009 B, RB	4.00%	01/01/15	5,000	5,516,300
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-XLCA) (b)	5.00%	07/01/24	750	797,790

				49,114,677

Arkansas—0.40%
Arkansas Development Finance Authority; Series 2009 A, Correctional Facilities RB	4.88%	05/15/28	705	732,749
Bentonville (City of);
Series 2009, Sales & Use Tax RB	4.50%	11/01/22	1,010	1,076,670
Series 2009, Sales & Use Tax RB	4.50%	11/01/23	1,000	1,053,780
Conway (City of) Health Facilities Board; Series 2009, Ref. Hospital RB	5.25%	08/01/24	1,855	1,851,179
University of Arkansas;
Series 2009, Auxiliary Enterprises RB	4.38%	10/01/29	1,000	1,011,040
Series 2009, Capital Improvement RB	4.00%	10/01/29	1,000	968,490

				6,693,908

California—9.34%
ABAG Finance Authority for Nonprofit Corps. (Casa de las Campanas, Inc.);
Series 2010, RB (INS-Cal-Mortgage) (b)	3.00%	09/01/12	500	510,600
Series 2010, RB (INS-Cal-Mortgage) (b)	4.00%	09/01/15	1,000	1,032,330
Albany Unified School District; Series 2009 A, Unlimited Tax GO (INS-AGC) (b)	5.00%	08/01/25	1,520	1,622,934
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO (INS-AGC) (b)	5.25%	08/01/28	1,350	1,451,601
California (State of);
Series 2005 B-5, Unlimited Tax GO (LOC-Depfa Bank PLC) (c)(d)(e)	1.25%	05/01/40	10,000	10,000,000
Series 2008 B, Economic Recovery Unlimited Tax GO (a)(f)	5.00%	03/01/11	10,000	10,357,400
Series 2009, Various Purpose Unlimited Tax GO	5.00%	10/01/20	1,900	2,054,033
Series 2009, Various Purpose Unlimited Tax GO	5.00%	10/01/29	2,000	2,025,200
Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/20	1,150	1,265,495
Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/21	3,500	3,785,005
Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/25	3,000	3,174,570
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO	5.00%	07/01/22	1,200	1,276,608
Series 2009 B, Ref. Economic Recovery Unlimited Tax GO (a)	5.00%	07/01/14	1,000	1,108,560
Series 2010, Various Purpose Unlimited Tax GO	5.00%	03/01/27	2,000	2,047,960
California Health Facilities Financing Authority (Cedar Sinai Medical Center);
Series 2009, RB	5.00%	08/15/11	1,000	1,042,290
Series 2009, RB	5.00%	08/15/12	1,500	1,604,385
Series 2009, RB	5.00%	08/15/13	2,500	2,706,100
California Health Facilities Financing Authority (St. Joseph);
Series 2009 C, Ref. RB (a)	5.00%	10/16/14	3,000	3,291,420
Series 2009 D, Ref. RB (a)	5.00%	10/18/16	6,000	6,586,680
California Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB	5.10%	02/01/19	1,000	1,022,230
Series 2010 B, RB	5.50%	02/01/24	1,250	1,265,800
California Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB (a)	2.60%	09/02/14	4,650	4,671,576
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California State Department of Veterans Affairs; Series 2002 A, Home Purchase RB (INS-AMBAC) (b)	5.35%	12/01/27	$4,070	$4,134,062
California Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS-Cal-Mortgage) (b)	5.00%	08/15/17	385	411,184
Series 2008 A, RB (INS-Cal-Mortgage) (b)	5.25%	08/15/19	325	344,747
California Statewide Communities Development Authority (Henry Mayo Newhall Memorial); Series 2007 B, RB (INS-AMBAC) (b)	5.05%	10/01/28	1,500	1,505,985
California Statewide Communities Development Authority (Kaiser Permanente); Series 2002 E, RB (a)	4.00%	05/02/11	1,000	1,029,420
California Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Ref. PCR (INS-XLCA) (a)(b)	4.10%	04/01/13	1,575	1,655,624
California Statewide Communities Development Authority (State of California Proposition 1A Receivables Program);
Series 2009, RB	4.00%	06/15/13	2,500	2,648,600
Series 2009, RB	5.00%	06/15/13	3,000	3,266,610
Corona-Norca Unified School District (Election of 2006 Capital Appreciation Bonds); Series 2009 C, Unlimited Tax GO (INS-AGM) (b)(g)	5.72%	08/01/21	1,500	866,445
Evergreen Elementary School District;
Series 2009, Unlimited Tax GO (INS-AGC) (b)(g)	6.04%	08/01/25	3,000	1,303,320
Series 2009, Unlimited Tax GO (INS-AGC) (b)(g)	6.33%	08/01/28	1,000	352,510
Fresno (City of) Sewer Revenue; Series 2008 A, RB (INS-AGC) (b)	5.00%	09/01/25	2,040	2,205,995
Kern Community College District Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,055,880
Lake Tahoe (City of) Unified School District (Election of 2008); Series 2009, Unlimited Tax GO (INS-AGM) (b)	5.00%	08/01/24	1,000	1,081,540
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, RB	5.00%	05/15/28	1,000	1,050,210
Series 2009 A, RB	5.25%	05/15/29	1,000	1,073,880
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,292,940
Los Angeles (City of) Unified School District; Series 2009 I, Unlimited Tax GO	5.00%	07/01/26	670	712,217
Lynwood Utility Authority; Series 2009 A, Ref. Enterprise RB (INS-AGC) (b)	5.00%	06/01/29	500	513,500
Madera Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,358,428
Monrovia Financing Authority (Library); Series 2007, Lease RB (INS-AMBAC) (b)	4.63%	12/01/32	1,000	982,150
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS-AGM) (b)	5.00%	08/01/16	1,000	1,116,830
Series 2009, COP (INS-AGM) (b)	5.00%	08/01/19	2,360	2,624,296
New Haven Unified School District;
Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	5.00%	08/01/20	3,030	3,398,296
Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	5.00%	08/01/21	1,290	1,431,900
Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB (a)	5.00%	02/17/13	1,000	1,083,520
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,083,800
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,063,030
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,092,190
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,083,530
Rancho Mirage (City of) Joint Powers Financing Authority (Eisenhower Medical Center); Series 2007 A, RB	5.00%	07/01/21	1,000	1,014,860
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO (INS-AGM) (b)	5.00%	07/01/25	1,000	1,065,660
Rowland Unified School District (Election of 2006 Capital Appreciation); Series 2009 B, Unlimited Tax GO (g)	5.91%	08/01/23	1,300	645,749
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,105,250
Series 2009 D, Airport System RB (INS-AGC) (b)	5.13%	07/01/25	1,500	1,605,975
Series 2010, Ref. COP	5.00%	02/01/14	6,000	6,348,540
Series 2010, Ref. COP	5.00%	02/01/16	4,665	4,931,278
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,188,640
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,160,200
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,566,375
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,110,470
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	$500	$564,075
San Francisco (City & County of) Airport Commission; Series 2009 E, International Airport RB	5.50%	05/01/26	2,000	2,202,740
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (b)	4.38%	01/01/24	1,000	925,790
Santa Monica Community College District; Series 2010 E, Unlimited Tax GO (g)	5.69%	08/01/26	1,000	425,040
Torrance Unified School District (Measure Z);
Series 2009 B1, Unlimited Tax GO (g)	6.11%	08/01/22	1,900	1,005,955
Series 2009 B1, Unlimited Tax GO (g)	6.18%	08/01/23	2,000	993,460
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (b)	5.00%	03/01/29	2,040	2,055,688
Vernon (City of);
Series 2009 A, Electric Systems RB	5.13%	08/01/21	4,600	4,839,660
Series 2009 A, Electric Systems RB	5.50%	08/01/15	500	562,930
West Contra Costa Unified School District; Series 2005 B, Unlimited Tax GO	6.00%	08/01/27	1,000	1,102,080
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,097,521
Yosemite Community College District; Series 2008 C, Unlimited Tax GO (INS-AGM) (b)	5.00%	08/01/28	2,710	2,852,790

				155,096,142

Colorado—2.47%
Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB	5.00%	05/15/29	450	479,421
Series 2009 A, Auxiliary Facilities Improvement RB	5.20%	05/15/27	340	369,940
Aurora (City of) (The Children’s Hospital); Series 2004 D, RB (INS-AGM) (b)	5.00%	12/01/20	1,000	1,081,400
Colorado Educational & Cultural Facilities Authority (Charter School Classical); Series 2008 A, RB	6.75%	12/01/23	975	1,126,418
Colorado Health Facilities Authority,
Series 2003 A, RB (INS-AGM) (b)	5.00%	05/15/15	1,000	1,089,230
Series 2003 A, RB (INS-AGM) (b)	5.25%	05/15/26	1,000	1,048,040
Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,006,945
Colorado School of Mines; Series 2009 A, Ref. Enterprise & Improvement RB	5.00%	12/01/29	500	528,735
Denver (City and County of) School District No. 1; Series 2009 A, Unlimited Tax GO	5.00%	12/01/28	1,000	1,077,370
E-470 Public Highway Authority;
Series 2007 C2, RB (INS-NATL) (a)(b)	5.00%	09/02/13	3,000	3,203,640
Series 2007 D2, RB (INS-NATL) (a)(b)	5.00%	09/02/13	14,700	15,627,423
Glenwood Springs (City of);
Series 2010, Ref. Sales and Use Tax RB	3.00%	10/01/12	1,040	1,083,878
Series 2010, Ref. Sales and Use Tax RB	3.00%	10/01/13	1,125	1,180,046
Series 2010, Ref. Sales and Use Tax RB	3.00%	10/01/14	1,005	1,049,692
Series 2010, Ref. Sales and Use Tax RB	3.00%	10/01/15	1,000	1,031,420
Municipal Subdistrict, Northern Colorado Water Conservancy District; Series 2007 J, Ref. Water RB (INS-AMBAC) (b)	5.00%	12/01/14	1,300	1,471,353
Northwest Parkway Public Highway Authority; Sr. Series 2001 A, RB (f)	5.00%	06/15/11	1,000	1,042,190
Public Authority for Colorado Energy;
Series 2008, Natural Gas RB	6.13%	11/15/23	1,425	1,525,177
Series 2008, Natural Gas RB	6.25%	11/15/28	2,415	2,576,853
University of Colorado Hospital Authority; Series 1997 A, Ref. RB (INS-AMBAC) (b)	5.25%	11/15/22	1,470	1,470,603

				41,069,774

Connecticut—0.53%
Connecticut (State of) (Transportation Infrastructure Purposes); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,327,440
Connecticut (State of) Health and Educational Facilities Authority;
Series 2010 A-3, Yale University RB (a)	4.00%	02/07/13	3,375	3,645,439
Series 2010 A-4, Yale University RB (a)	5.00%	02/12/15	1,500	1,720,050
New Haven (City of) Solid Waste Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,083,710

				8,776,639

See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Delaware—0.31%
Delaware Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	$1,000	$973,820
Series 2009 A, RB	4.15%	07/01/23	1,000	972,380
Series 2009 A, RB	5.00%	07/01/17	1,500	1,624,500
Series 2009 A, RB	5.00%	07/01/18	1,540	1,658,749

				5,229,449

District of Columbia—0.99%
District of Columbia (George Washington University); Series 1999 A, RB (INS-NATL) (b)	5.75%	09/15/20	9,250	9,371,730
District of Columbia (Georgetown University);
Series 2001 C, RB (a)	5.25%	04/01/23	3,730	3,898,783
Series 2009 A, Ref. RB	5.00%	04/01/15	2,000	2,209,400
District of Columbia; Series 1999 B, Ref. Unlimited Tax GO (INS-AGM) (b)	5.50%	06/01/10	1,000	1,000,430

				16,480,343

Florida—6.19%
Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,658,087
Citizens Property Insurance Corp.,
Series 2010 A-1, Sr. Sec. High Risk RB (INS-AGC) (b)	5.50%	06/01/16	3,000	3,281,430
Series 2010 A-1, Sr. Sec. High Risk RB (INS-AGM) (b)	5.00%	06/01/14	2,500	2,679,300
Series 2010 A-1, Sr. Sec. High Risk RB (INS-AGM) (b)	5.00%	06/01/15	5,000	5,377,700
Series 2010 A-1, Sr. Sec. High Risk RB (INS-AGM) (b)	5.00%	06/01/17	2,000	2,120,420
Series 2010 A-2, Sr. Sec. High Risk RN	2.00%	04/21/11	3,000	3,024,780
Citizens Property Insurance Corp.;
Series 2008 A-1, Sr. Sec. High Risk RB (INS-AGC) (b)	5.00%	06/01/11	2,240	2,327,674
Series 2009 A-1, Sr. Sec. High Risk RB (INS-AGC) (b)	4.00%	06/01/12	2,000	2,070,060
Series 2009 A-1, Sr. Sec. High Risk RB (INS-AGC) (b)	5.00%	06/01/16	2,000	2,134,260
Series 2009 A-2, Sr. Sec. High Risk RN	4.50%	06/01/10	3,000	3,001,020
Florida (State of) Board of Education;
Series 2000 B, Lottery RB (INS-NATL) (b)	5.75%	07/01/10	1,000	1,004,920
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,189,300
Series 2009 A, Lottery RB	5.25%	07/01/24	1,640	1,807,920
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (b)	5.00%	07/01/18	1,335	1,479,968
Florida (State of) Department of Environmental Protection;
Series 2002 B, Florida Forever RB (INS-NATL) (b)	5.25%	07/01/22	3,000	3,189,690
Series 2003 C, Florida Forever RB (INS-AMBAC) (b)	5.00%	07/01/19	3,525	3,715,526
Florida Hurricane Catastrophe Fund Finance Corp.;
Series 2006 A, RB (INS-NATL) (b)	5.00%	07/01/11	4,000	4,137,040
Series 2008 A, RB	5.00%	07/01/13	1,760	1,878,448
Series 2010 A, RB	5.00%	07/01/15	5,000	5,372,450
Gulf Breeze (City of);
Series 1985 J, Local Government Loan RB (a)	4.20%	12/01/17	2,000	2,017,960
Series 1985 J, Local Government Loan RB	4.50%	12/01/20	3,000	3,193,920
Highlands Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,159,340
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,212,740
Hillsborough Industrial Development Authority (Tampa Electric Co.); Series 2007 B, PCR (a)	5.15%	09/01/13	550	595,853
Jacksonville (City of); Series 2003, Better Jacksonville RB (INS-NATL) (b)	5.25%	10/01/16	3,000	3,310,290
JEA (St. Johns River Power Park System Issue 2); Series 2003-19, Ref. RB	4.25%	10/01/13	2,000	2,004,580
JEA;
Series 2002 D, Sub. Electric System RB	4.63%	10/01/22	350	350,206
Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,181,441
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS-AGM) (b)	5.00%	10/01/17	1,900	2,132,028
Series 2003, Ref. Electric System RB (INS-AGM) (b)	5.25%	10/01/15	1,500	1,705,815
Series 2003, Ref. Electric System RB (INS-AGM) (b)	5.25%	10/01/16	1,500	1,705,125
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (b)	5.00%	10/01/28	$750	$770,805
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, GO	5.00%	07/01/17	500	566,855
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (b)	5.00%	06/01/18	1,000	1,079,960
Series 2009, Public Facilities RB (INS-AGC) (b)	5.50%	06/01/29	2,000	2,131,520
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2008 A-2, RB (INS-NATL) (a)(b)	4.55%	08/01/13	250	261,720
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (b)	5.00%	10/01/24	1,500	1,632,615
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (b)	5.13%	10/01/25	1,500	1,637,505
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (b)	5.50%	10/01/20	1,500	1,741,230
Series 2009 A, Aviation RB (INS-AGC) (b)	5.00%	10/01/27	120	128,884
Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/26	1,000	1,080,500
Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/29	1,000	1,066,010
Orange (County of); Series 2005, Ref. Tourist Development Tax RB (INS-AMBAC) (b)	5.00%	10/01/12	1,095	1,187,254
Orange Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	2,085	2,269,001
Pasco (County of);
Series 2009 A, Water & Sewer System RB	4.00%	10/01/17	500	536,190
Series 2009 A, Water & Sewer System RB	5.00%	10/01/16	750	854,820
Port St. Lucie (City of); Series 2008, Ref. COP (INS-AGC) (b)	6.25%	09/01/27	500	556,910
Tampa (City of) Health System (BayCare Health System Issue);
Series 2010, RB	5.00%	11/15/16	1,000	1,095,780
Series 2010, RB	5.00%	11/15/19	1,500	1,623,345
Village Center Community Development District; Series 1998 A, Ref. Recreational RB (INS-NATL) (b)	5.50%	11/01/10	1,105	1,117,100
Winter Park (City of);
Series 2009, Ref. Water & Sewer System Improvement RB	4.25%	12/01/24	750	767,212
Series 2009 A, Ref. Electric RB (INS-AGM) (b)	4.00%	10/01/19	500	523,410
Series 2009 A, Ref. Electric RB (INS-AGM) (b)	4.38%	10/01/22	325	335,816
Series 2009 A, Ref. Electric RB (INS-AGM) (b)	5.00%	10/01/29	4,695	4,883,035

				102,866,768

Georgia—4.74%
Atlanta (City of);
Series 2003 C-2, Airport General VRD Ref. RB (INS-NATL) (b)(c)(d)	2.29%	01/01/30	21,925	21,925,000
Series 2003 C-3, Airport General VRD Ref. RB (INS-NATL) (b)(c)(d)	2.29%	01/01/30	9,300	9,300,000
Series 2009 B, Water and Wastewater RB (INS-AGM) (b)	4.00%	11/01/15	1,000	1,069,350
Series 2009 B, Water and Wastewater RB (INS-AGM) (b)	4.13%	11/01/19	970	1,002,214
Series 2009 B, Water and Wastewater RB (INS-AGM) (b)	5.00%	11/01/17	1,500	1,663,860
Series 2009 B, Water and Wastewater RB (INS-AGM) (b)	5.00%	11/01/20	1,500	1,634,985
Series 2009 B, Water and Wastewater RB (INS-AGM) (b)	5.00%	11/01/21	1,500	1,623,270
Series 2009 B, Water and Wastewater RB (INS-AGM) (b)	5.25%	11/01/27	2,000	2,179,760
DeKalb County Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	1,500	1,514,100
Development Authority of Burke County (Georgia Power Co.); Series 1995, PCR (a)	3.75%	01/12/12	4,000	4,146,880
Development Authority of Fulton County (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	3,500	3,594,745
Fulton (County of) Development Authority (Catholic East); Series 2010, Health Systems RB	4.00%	11/15/16	2,460	2,564,279
Glynn-Brunswick Memorial Hospital Authority;
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,022,830
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,022,060
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.);
Series 2007 D, RAC (INS-AGM) (b)	5.00%	07/01/24	2,000	2,054,320
Series 2007 D, RAC (INS-AGM) (b)	5.25%	07/01/29	2,000	2,043,400
Hospital Authority of Fayette County (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,566,700
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,550,250
Macon-Bibb (County of) Hospital Authority;
Series 2009, RAC	4.00%	08/01/19	635	642,277
Series 2009, RAC	4.00%	08/01/20	710	705,278
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Series 2009, RAC	5.00%	08/01/24	$1,260	$1,313,588
Richmond (County of) Hospital Authority (University Health Services, Inc.);
Series 2009, RAC	5.25%	01/01/29	2,500	2,525,700
Series 2009, RAC	5.50%	01/01/24	2,490	2,597,170
South Regional Joint Development Authority (Valdosta State University);
Series 2007, Parking & Health RB (INS-XLCA) (b)	5.00%	08/01/20	1,385	1,513,085
Series 2007, Parking & Health RB (INS-XLCA) (b)	5.00%	08/01/21	1,490	1,616,039
Series 2007, Parking & Health RB (INS-XLCA) (b)	5.00%	08/01/22	605	651,361
The Hospital Authority of Hall County and the City of Gainesville (Northeast Georgia Health System, Inc.);
Series 2010 A, RAC	5.00%	02/15/16	1,245	1,346,592
Series 2010 A, RAC	5.00%	02/15/19	1,500	1,576,215
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	746,970

				78,712,278

Guam—0.09%
Guam (Government of);
Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	507,989
Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,000	1,059,030
				1,567,019
Idaho—0.75%
Caldwell (City of) Urban Renewal Agency; Series 2008, Tax Allocation RB	4.00%	09/01/19	1,205	1,210,218
Idaho (State of) Health Facilities Authority (Trinity Health Group); Series 2008 B, RB	5.63%	12/01/19	1,000	1,126,200
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	640	662,585
Series 2009 A, Grant & Revenue Anticipation RB	5.25%	07/15/25	500	556,285
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,470	1,532,504
University of Idaho;
Series 2007 B, RB (INS-AGM) (a)(b)	4.50%	04/01/18	1,750	1,836,310
Series 2010 B, RB	5.00%	04/10/26	1,270	1,374,572
Series 2011, RB (a)	5.25%	04/01/21	4,000	4,122,800

				12,421,474

Illinois—4.51%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO (INS-AGM) (b)	5.00%	01/01/23	1,260	1,351,211
Chicago (City of) Chicago O’Hare International Airport Series 2010 C, RB (INS-AGC) (b)	5.25%	01/01/21	1,000	1,108,820
Chicago (City of) Transit Authority (Federal Transit Administration Section 5309); Series 2008 A, RB (INS-AGC) (b)	5.25%	06/01/23	2,500	2,712,600
Chicago (City of) Transit Authority (O’ Hare International Airport); Series 2008 A, Ref. RB (INS-AGM) (b)	5.00%	01/01/16	1,400	1,560,664
Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO (INS-AMBAC) (b)	5.00%	11/15/17	5,000	5,455,900
Series 2009 A, Ref. Unlimited Tax GO	5.00%	11/15/19	2,000	2,267,460
Series 2009 C, Ref. Unlimited Tax GO	5.00%	11/15/20	7,500	8,358,000
Dolton (Village of);
Series 2009 A, Unlimited Tax GO (INS-AGC) (b)	4.25%	12/01/21	1,000	1,061,130
Series 2009 A, Unlimited Tax GO (INS-AGC) (b)	4.25%	12/01/22	1,000	1,052,930
Illinois (State of);
First Series 2001, Ref. Unlimited Tax GO (INS-AGM) (b)	5.25%	10/01/11	1,790	1,895,324
Series 1999 Z, Sales Tax RB	5.00%	06/15/19	500	503,930
Series 2003 B, Unlimited Tax VRD GO (c)(d)	2.55%	10/01/33	830	830,000
Series 2010, Ref. Unlimited Tax GO	5.00%	01/01/12	2,000	2,112,920
Series 2010, Ref. Unlimited Tax GO	5.00%	01/01/15	3,500	3,858,085
Series 2010, Ref. Unlimited Tax GO (INS-AGM) (b)	5.00%	01/01/16	1,000	1,103,310
Series 2010, Ref. Unlimited Tax GO (INS-AGM) (b)	5.00%	01/01/19	1,000	1,095,670
Series 2010, Ref. Unlimited Tax GO (INS-AGM) (b)	5.00%	01/01/21	2,000	2,169,560
Illinois Educational Facilities Authority (University of Chicago); Series 1998, RB (a)	3.38%	02/03/14	1,000	1,057,740
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois Finance Authority (Advocate Health Care Network); Series 2010 D, RB	5.00%	04/01/20	$1,025	$1,087,320
Illinois Finance Authority (Children’s Memorial Hospital); Series 2008 A, RB (INS-AGC) (b)	5.25%	08/15/33	1,000	1,019,290
Illinois Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (b)	5.00%	05/15/17	2,000	2,168,900
Illinois Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB	5.25%	03/01/22	1,250	1,356,925
Series 2005, RB	5.25%	03/01/23	1,500	1,618,455
Illinois Finance Authority (University of Chicago Medical Center);
Series 2009 B, Ref. RB	5.00%	08/15/22	1,000	1,066,770
Series 2009 C, RB	5.25%	08/15/29	2,000	2,046,840
Illinois Health Facilities Authority (Advocate Health Care); Series 2003 A, RB (a)	4.38%	07/01/14	915	958,764
Illinois Student Assistance Commission; Series 2009, RB (INS-AGC) (b)	3.15%	05/01/14	2,000	2,006,700
Kane & De Kalb (Counties of) Community Unit School District No. 302; Series 2008, Unlimited Tax GO (INS-AGM) (b)	5.50%	02/01/28	1,500	1,654,830
Kendall-Grundy (County of) Forest Preservation District; Series 2007, Unlimited Tax GO (INS-NATL) (b)	5.25%	01/01/23	4,000	4,406,960
Kendall-Grundy, Kane & Will (Counties of) High School District No. 308;
Series 2007, Unlimited Tax GO (INS-AGC) (b)	5.00%	02/01/23	5,795	6,267,988
Series 2007 A, Ref. Unlimited Tax GO (INS-NATL) (b)	4.38%	10/01/21	1,000	1,036,170
Lake County (City of) Community Unit School District No. 60 (Waukegan); Series 2010 C, Ref. Unlimited Tax GO	1.00%	12/01/10	830	830,979
Madison & Saint Clair (Counties of) School District No. 10 (Collinsville School Building); Series 2001, Unlimited Tax GO (INS-NATL) (b)	5.00%	02/01/11	1,150	1,172,839
Northern Municipal Power Agency (Prairie St. Power); Series 2007 A, RB (INS-NATL) (b)	5.00%	01/01/19	1,000	1,090,860
Southern Illinois University; Series 2006 A, Housing & Auxiliary Facilities System RB (INS-NATL) (b)	5.25%	04/01/19	1,000	1,117,930
St. Clair (County of);
Series 2009, Ref. Unlimited Tax GO	5.00%	10/01/19	1,000	1,137,820
Series 2009, Ref. Unlimited Tax GO	5.00%	10/01/21	1,480	1,652,405
Will, Grundy and Etc. (Counties of) Community College District No. 525 (Joliet Jr. College); Series 2008, Unlimited Tax GO	5.75%	06/01/27	1,435	1,618,207

				74,872,206

Indiana—1.08%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,101,860
Indiana Health Facility Financing Authority (Community Foundation of Northwest Indiana Obligated Group); Series 2004 A, RB	5.38%	03/01/19	1,000	1,024,760
Indiana Health Facility Financing Authority; Series 2005, RB (a)	5.00%	06/01/14	3,500	3,867,920
Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks); Series 2002 A, RB (INS-NATL) (b)	5.50%	01/01/14	2,000	2,174,920
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (b)	5.25%	01/01/29	1,010	1,109,859
Monroe (County of) Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (b)	5.13%	01/15/24	2,285	2,535,893
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-CIFG) (b)	5.00%	01/15/22	2,470	2,488,401
Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR (a)	6.25%	06/02/14	1,000	1,111,610
Series 2009 B, Ref. PCR (a)	6.25%	06/02/14	500	555,805
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (b)	5.00%	10/01/23	400	428,488
Zionsville (City of) Community Schools Building Corp.; Series 2002, First Mortgage RB (f)	5.00%	07/15/11	1,420	1,473,435

				17,872,951

Iowa—1.47%
Coralville (City of); Series 2009 D, Unlimited Tax GO Urban Renewal BAN	4.00%	05/01/11	1,000	1,021,040
Iowa Finance Authority;
Series 2005, Health System RB (INS-AGC) (b)	5.00%	02/15/13	1,500	1,618,170
Series 2005, Health System RB (INS-AGC) (b)	5.00%	02/15/18	1,000	1,097,610
Series 2005, Health System RB (INS-AGC) (b)	5.00%	02/15/19	500	547,740
Series 2009 F, RB (a)	5.00%	08/15/12	1,000	1,066,940
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—(continued)
Iowa Student Loan Liquidity Corp.;
Series 2009-1, Student Loan RB	4.00%	12/01/13	$1,500	$1,560,870
Series 2009-1, Student Loan RB	5.00%	12/01/15	2,500	2,698,875
Series 2009-1, Student Loan RB	5.00%	12/01/16	2,500	2,669,750
Series 2009-1, Student Loan RB	5.25%	12/01/17	2,500	2,693,050
Series 2009-1, Student Loan RB	5.25%	12/01/18	2,500	2,682,650
Series 2009-2, Student Loan RB	5.40%	12/01/23	2,500	2,600,250
Series 2009-3, Student Loan RB	5.00%	12/01/19	2,500	2,625,025
Washington Community School District; Series 2009, Infrastructure Sales, Services & Use Tax RB	5.00%	07/01/28	1,500	1,550,865

				24,432,835

Kansas—0.63%
Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (b)	5.00%	06/01/21	1,000	1,128,390
Johnson (County of) Water District No. 1; Series 2001, Water RB	5.00%	06/01/11	1,770	1,853,048
Kansas Development Finance Authority (Adventist Health System);
Series 2009, Hospital RB	5.00%	11/15/16	1,000	1,110,690
Series 2009 D, Hospital RB	3.00%	11/15/11	700	718,025
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,645,943
Unified Government of Wyandote County; Series 2010 A, Ref. Utility System RB	4.00%	09/01/11	1,000	1,038,560
Wichita (City of); Series 2009 A, Ref. Hospital & Improvement RB	4.50%	11/15/12	1,000	1,070,540
Wyandotte (County of) School District No. 500; Series 2001, Unlimited Tax GO (INS-AGM) (b)	5.50%	09/01/11	1,750	1,861,073

				10,426,269

Kentucky—2.79%
Christian (County of) (Jennie Stuart Medical Center); Series 2006, RB (INS-AGC) (b)	5.25%	02/01/28	2,530	2,615,312
Kentucky Economic Development Finance Authority (Catholic Health Initiatives); Series 2004 D, RB (a)	3.50%	11/10/10	1,000	1,013,200
Kentucky Economic Development Finance Authority (Louisville Arena); Sub. Series 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	550	602,767
Kentucky Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB	5.00%	06/01/16	855	883,052
Series 2010 A, RB	5.00%	06/01/17	5,455	5,548,499
Series 2010 A, RB	5.00%	06/01/18	1,000	1,005,240
Kentucky Economic Development Finance Authority; Series 2009 A, Ref. & Improvement Hospital Facilities RB	5.13%	05/01/29	1,000	1,048,490
Kentucky Municipal Power Agency (Prairie State),
Series 2010 A, (INS-AGC) (b)	5.00%	09/01/21	5,860	6,492,880
Series 2010 A, (INS-AGC) (b)	5.00%	09/01/22	4,560	5,004,737
Series 2010 A, (INS-AGC) (b)	5.00%	09/01/23	1,000	1,088,420
Series 2010 C, (INS-AGC) (b)	4.00%	09/01/16	800	853,928
Louisville & Jefferson (County of) Metropolitan Government (Jewish Hospital & St. Mary’s Healthcare); Series 2008, RB	6.00%	02/01/22	1,000	1,032,240
Louisville & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer and Drainage RB	5.00%	05/15/14	2,500	2,817,300
Series 2009 B, Sewer and Drainage RB	5.00%	05/15/15	2,500	2,844,100
Series 2009 B, Sewer and Drainage RB	5.00%	05/15/20	10,000	11,330,400
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (b)	5.00%	10/01/24	2,000	2,179,480

				46,360,045

Louisiana—2.72%
East Baton Rouge Sewerage Commission; Series 2009 A, RB	4.50%	02/01/22	1,000	1,061,680
Greater New Orleans Expressway Commission;
Series 2009, Ref. RB (INS-AGC) (b)	2.75%	11/01/13	600	619,410
Series 2009, Ref. RB (INS-AGC) (b)	2.75%	11/01/14	600	614,472
Series 2009, Ref. RB (INS-AGC) (b)	3.00%	11/01/15	1,000	1,021,630
Jefferson Parish Hospital Service District No. 1; Series 1998 B, Hospital RB (INS-AGM) (b)	5.25%	01/01/28	1,000	1,056,930
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, RB (INS-AMBAC) (b)	5.25%	06/01/14	$1,000	$1,070,590
Series 2009 C-3, Assessment RB (INS-AGC) (b)	6.13%	06/01/25	1,500	1,679,385
Louisiana Energy & Power Authority; Series 2000, Ref. Power Project RB (INS-AGM) (b)	5.75%	01/01/11	2,500	2,575,450
Louisiana Local Government Environmental Facilities and Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.00%	04/01/18	1,000	1,110,590
Louisiana Local Government Environmental Facilities and Community Development Authority (Lake Charles);
Series 2009, Ref. RB (INS-AGC) (b)	4.00%	04/01/16	1,435	1,541,577
Series 2009, Ref. RB (INS-AGC) (b)	4.00%	04/01/17	1,000	1,065,230
Series 2009, Ref. RB (INS-AGC) (b)	4.00%	04/01/18	1,555	1,647,818
Louisiana Local Government Environmental Facilities and Community Development Authority (Louisiana Community Technical College System); Series 2009 B, RB (INS-AGC) (b)	5.00%	10/01/26	1,500	1,579,995
Louisiana Local Government Environmental Facilities Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS-AGC) (b)	3.00%	05/01/14	1,000	1,042,990
Louisiana Local Government Environmental Facilities Community Development Authority (Monroe Airport Terminal); Series 2009, RB (INS-AGC) (b)	5.00%	02/01/29	1,000	1,050,830
Louisiana Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, RB (INS-NATL) (b)	5.00%	07/01/14	1,000	1,095,250
Louisiana Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-CIFG.) (b)	5.00%	07/01/22	500	506,380
Louisiana Public Facilities Authority (Christus Health);
Series 2008 B, Ref. RB (INS-AGC) (b)	5.75%	07/01/18	1,000	1,063,240
Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,625,310
Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,089,320
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,074,800
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,058,480
Louisiana Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS-AMBAC) (b)	5.00%	06/01/18	1,000	1,088,230
Louisiana Public Facilities Authority (Nineteenth Judicial District Court); Series 2007, RB (INS-FGIC) (b)	4.50%	06/01/21	1,000	1,040,960
Monroe (City of) (Economic Development Garret Rd.);
Series 2008, Sales Tax Increment Ref. RB (INS-AGC) (b)	5.25%	03/01/22	1,300	1,347,008
Series 2008, Sales Tax Increment Ref. RB (INS-AGC) (b)	5.38%	03/01/24	1,000	1,034,900
New Orleans (City of); Series 2009, Sewage Service Ref. RB (INS-AGC) (b)	6.25%	06/01/29	1,000	1,071,790
New Orleans Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone RB	5.00%	01/01/16	1,250	1,313,950
Series 2009 A, Gulf Opportunity Zone RB	5.13%	01/01/17	1,730	1,815,151
Series 2009 A, Gulf Opportunity Zone RB	5.25%	01/01/18	1,575	1,651,214
Series 2009 A, Gulf Opportunity Zone RB	5.50%	01/01/19	1,100	1,163,162
Series 2009 A, Gulf Opportunity Zone RB	5.75%	01/01/20	1,890	2,015,099
Series 2009 A, Gulf Opportunity Zone RB	6.00%	01/01/25	1,000	1,055,520
New Orleans Aviation Board;
Series 2009 A-1, Restructuring Ref. RB (INS-AGC) (b)	5.00%	01/01/19	500	529,320
Series 2009 A-1, Restructuring Ref. RB (INS-AGC) (b)	6.00%	01/01/23	1,000	1,138,710
Plaquemines Parish Law Enforcement District;
Series 2009, Limited Tax GO	4.00%	09/01/14	1,200	1,255,224
Series 2009, Limited Tax GO	4.50%	09/01/17	1,350	1,410,521

				45,182,116

Maine—0.36%
Lewiston (City of);
Series 2008 B, Unlimited Tax GO (INS-AGM) (b)	5.00%	12/15/19	750	832,620
Series 2008 B, Unlimited Tax GO (INS-AGM) (b)	5.00%	12/15/20	870	957,618
Series 2008 B, Unlimited Tax GO (INS-AGM) (b)	5.50%	12/15/23	950	1,055,079
Maine (State of) Housing Authority; Series 2009 B, RB	5.00%	11/15/29	2,500	2,563,275
Maine Governmental Facilities Authority; Series 2010 A, Ref. RB	2.50%	10/01/10	500	502,855

				5,911,447

See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—0.65%
Baltimore (City of) (Water Projects); Series 2009 A, Sub. RB	5.13%	07/01/29	$250	$267,337
Housing Opportunities Commission of Montgomery County; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,028,300
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,083,650
Series 2008, RB (INS-AGC) (b)	5.00%	07/01/20	1,000	1,087,560
Series 2008, RB (INS-AGC) (b)	5.00%	07/01/22	1,005	1,079,320
Maryland Health & Higher Educational Facilities Authority (The Johns Hopkins Hospital);
Series 2008, Health System RB (a)	5.00%	05/15/13	1,000	1,091,680
Series 2008, Health System RB (a)	5.00%	05/15/15	615	683,948
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 F, Health System RB	4.50%	07/01/20	500	508,125
Series 2008 F, Health System RB	5.00%	07/01/17	500	541,175
Series 2010, Health System RB	5.00%	07/01/16	610	667,139
Series 2010, Health System RB	5.00%	07/01/18	680	735,379
Series 2010, Health System RB	5.00%	07/01/19	400	434,832
Series 2010, Health System RB	5.00%	07/01/20	1,000	1,066,130
Maryland Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.00%	01/01/20	500	503,745

				10,778,320

Massachusetts—1.01%
Massachusetts Development Finance Agency (Boston University); Series 2009 V-1, RB	5.00%	10/01/29	1,000	1,047,060
Massachusetts Health & Educational Facilities Authority (Baystate Medical Center); Series 2009 K, RB (a)	5.00%	07/01/13	2,500	2,692,525
Massachusetts Health & Educational Facilities Authority (Lesley University); Series 2009 A, RB (INS-AGC) (b)	5.00%	07/01/23	1,095	1,198,707
Massachusetts Health & Educational Facilities Authority (Northeastern University); Series 2009 T-2, RB (a)	4.10%	10/01/37	1,485	1,540,673
Massachusetts Health & Educational Facilities Authority (Suffolk University); Series 2009 A, RB	6.00%	07/01/24	1,500	1,634,745
Massachusetts Health and Educational Facilities Authority (Cape Cod Healthcare Obligated Group); Series 2004 D, RB	4.00%	11/15/17	730	745,739
Massachusetts State Department of Transportation (Metropolitan Highway System);
Series 2010 A, RB	5.00%	01/01/22	1,000	1,089,790
Series 2010 B, RB	5.00%	01/01/23	2,000	2,161,260
Massachusetts; Series 2001 A, Construction Loan Limited Tax GO (a)(f)	5.25%	11/01/18	2,500	2,661,400
Worcester (City of); Series 2009, Limited Tax GO (INS-AGC) (b)	4.00%	11/01/16	1,860	2,031,101

				16,803,000

Michigan—5.11%
Adrian (City of) School District; Series 2007, Ref. Unlimited Tax GO (INS-AGM) (b)	5.50%	05/01/15	755	864,377
Avondale School District; Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	4.00%	05/01/19	1,000	1,005,950
Battle Creek (City of); Series 2008, Downtown Development Ref. Unlimited Tax GO (INS-AMBAC) (b)	5.00%	05/01/15	1,110	1,227,027
Central Michigan University Board of Trustees;
Series 2009, Ref. General RB	5.00%	10/01/11	1,170	1,231,519
Series 2009, Ref. General RB	5.00%	10/01/13	1,430	1,585,484
Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,692,891
Detroit (City of), Series 2009 C, TAN (h)	10.00%	10/01/10	5,000	4,995,050
Series 2010, Limited Tax GO	5.00%	11/01/14	1,445	1,598,286
Series 2010, Limited Tax GO	5.00%	11/01/16	1,000	1,098,040
Series 2010, Limited Tax GO	5.00%	11/01/19	1,000	1,077,040
Series 2010, Limited Tax GO	5.00%	11/01/20	1,000	1,075,520
Hartland Consolidated Schools District; Series 2001, Ref. Unlimited Tax GO (CEP-Michigan School Bond Loan Fund)	5.50%	05/01/11	1,000	1,040,560
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	3.25%	05/01/15	1,475	1,521,861
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—(continued)
Michigan (State of);
Series 2009, Ref. Trunk Line RB	5.00%	11/01/19	$3,000	$3,403,920
Series 2009, Ref. Trunk Line RB	5.00%	11/01/20	1,000	1,122,760
Series 2009, Ref. Trunk Line RB	5.00%	11/01/23	2,000	2,190,740
Michigan Building Authority (Facilities Program);
Series 2003 I, Ref. RB (INS-AGM) (b)	5.25%	10/15/16	4,315	4,680,006
Series 2009 H, RB	4.00%	10/15/15	1,000	1,052,420
Series 2009 H, RB	4.00%	10/15/16	1,950	2,029,735
Series 2009 H, RB (INS-AGM) (b)	5.00%	10/15/21	1,180	1,257,609
Series 2009 H, RB (INS-AGM) (b)	5.00%	10/15/22	1,020	1,077,008
Series 2009 I, Ref. RB (INS-AGC) (b)	5.00%	10/15/23	7,150	7,620,255
Series 2009 I, Ref. RB (INS-AGC) (b)	5.25%	10/15/24	1,040	1,120,049
Michigan Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	540	556,286
Series 2009, Ref. RB	4.00%	11/15/14	655	673,471
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,536,795
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,069,000
Michigan Hospital Finance Authority (McLaren Health Care); Series 2008, RB	5.25%	05/15/18	1,100	1,174,404
Michigan Municipal Bond Authority (Clean Water Revolving Fund); Series 2002, Ref. RB	5.25%	10/01/21	1,300	1,403,454
Michigan Municipal Bond Authority (Downtown Development Local);
Series 2009 A, Local Government Loan Program RB	5.00%	05/01/21	1,515	1,619,868
Series 2009 A, Local Government Loan Program RB	5.13%	05/01/23	800	849,864
Series 2009 A, Local Government Loan Program RB	5.25%	05/01/24	500	531,075
Michigan Municipal Bond Authority;
Series 2009 C, Local Government Loan Program RB (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	2,044,139
Series 2009 C, Local Government Loan Program RB (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,052,770
Series 2010 B, State Aid RN	5.00%	03/21/11	2,000	2,002,120
Michigan Strategic Fund (Detroit Edison Co.); Series 1995 CC, Ref. Limited Obligation RB (INS-AMBAC) (a)(b)	4.85%	09/01/11	2,025	2,074,876
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,078,150
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,238,980
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,149,320
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	1,913,060
School District of Ypsilanti;
Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	4.00%	05/01/12	2,270	2,385,679
Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	4.00%	05/01/14	1,985	2,109,698
Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	5.00%	05/01/18	1,270	1,391,056
Southgate Community School District; Series 2005, Ref. Unlimited Tax GO	5.00%	05/01/18	1,710	1,839,002
Taylor (City of); Series 2001, COP (INS-AMBAC) (b)	5.00%	02/01/11	495	508,924
Troy (City of) Downtown Development Authority; Series 2001, Ref. & Development Tax Allocation RB (INS-NATL) (b)	5.00%	11/01/10	1,265	1,276,423
Wayne State University;
Series 2007 A, RB (INS-NATL) (b)	5.00%	11/15/12	1,190	1,294,244
Series 2009 A, RB	5.00%	11/15/17	2,000	2,272,560
Wyandotte (City of); Series 2009 A, Ref. Electric System RB (INS-AGC) (b)	5.25%	10/01/28	250	264,848

				84,878,173

Minnesota—2.62%
Duluth (City of) Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/12	1,050	1,102,280
Series 2009 B, COP	4.00%	03/01/13	1,325	1,415,378
Series 2009 B, COP	4.00%	03/01/14	1,360	1,462,884
Series 2009 B, COP	4.00%	03/01/15	1,400	1,505,406
Minneapolis & St. Paul (City of) Housing and Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care Facilities RB (INS-AGM) (b)	5.00%	08/15/19	1,400	1,536,682
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Series 1995 B, Health Care Facilities RB (INS-AGM) (b)	5.00%	08/15/21	$1,350	$1,449,077
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	781,815
Series 2010 A, Health Care Facilities RB	5.00%	08/15/21	1,635	1,735,651
Minneapolis-St. Paul Metropolitan Airports Commission;
Series 2007 B, Sub. Ref. RB (INS-NATL) (b)	5.00%	01/01/19	2,930	3,210,108
Series 2009 A, Sr. Ref. RB	4.00%	01/01/16	730	785,217
Series 2009 A, Sr. Ref. RB	5.00%	01/01/20	1,000	1,115,160
Minnesota (State of); Series 2009 D, Unlimited Tax GO	4.00%	08/01/23	3,360	3,561,970
Minnesota Agricultural and Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, RB (INS-AGC) (b)	4.00%	02/15/14	1,000	1,059,240
Series 2008 C-1, RB (INS-AGC) (b)	4.00%	02/15/20	1,500	1,502,085
Series 2008 C-1, RB (INS-AGC) (b)	5.00%	02/15/16	570	625,814
Series 2008 C-1, RB (INS-AGC) (b)	5.00%	02/15/21	1,500	1,615,665
Minnesota Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,067,830
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,061,190
Series 2009 Seven-A, RB	4.50%	10/01/20	880	939,083
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,045,360
Series 2009 Six-X, RB	5.00%	04/01/24	500	531,490
Minnesota Housing Finance Agency;
Series 2009 A, Residential Housing Finance RB	5.20%	01/01/23	970	1,027,734
Series 2009 B, Residential Housing Finance RB	5.45%	07/01/24	945	1,009,251
St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	550,435
Series 2010 A, Health Care RB	5.00%	05/01/25	1,000	1,007,900
Series 2010 B, Health Care RB	5.00%	05/01/12	955	1,017,562
Series 2010 B, Health Care RB	5.00%	05/01/13	595	644,522
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,096,820
St. Paul (City of) Housing and Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, RB	5.00%	02/01/16	1,470	1,572,606
Series 2009, RB	5.00%	02/01/19	1,755	1,846,576
Series 2009, RB	5.00%	02/01/27	1,000	984,380
Series 2009, RB	5.25%	02/01/21	2,175	2,284,576
Western Minnesota Municipal Power Agency; Series 2001 A, Ref. RB (INS-AMBAC) (b)	5.50%	01/01/11	1,300	1,336,062

				43,487,809

Mississippi—0.58%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,764,868
Mississippi Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation IDR (INS-AGM) (b)	5.00%	07/01/19	1,160	1,265,363
Mississippi Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (b)	5.00%	07/01/16	1,000	1,092,510
Mississippi Development Bank; Series 2009, Special Obligation RB (INS-AGC) (b)	5.00%	07/01/24	1,000	1,077,140
Mississippi Hospital Equipment and Facilities Authority (Baptist Memorial Health Care); Series 2004 B2, RB	5.00%	09/01/23	2,475	2,633,251
Rankin (County of) School District; Series 2001, Unlimited Tax GO (INS-AGM) (b)	5.00%	10/01/11	1,625	1,721,070

				9,554,202

Missouri—1.46%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Health Care Facilities IDR	5.50%	06/01/29	250	257,695
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	512,115
Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,085,060
Series 2010 B, Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,018,100
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO	5.00%	03/01/25	1,250	1,369,400
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Missouri (State of) Development Finance Board (Missouri Association Municipal Utilities); Series 1999, VRD Lease RB (c)(d)(h)	5.50%	12/01/22	$830	$830,000
Missouri (State of) Health and Educational Facilities Authority (Saint Luke’s Health System, Inc.);
Series 2004 A, Health Facilities RB	5.00%	11/15/18	1,260	1,396,723
Series 2010 A, Health Facilities RB	5.00%	11/15/20	1,000	1,068,040
Series 2010 A, Health Facilities RB	5.25%	11/15/25	250	260,480
Missouri (State of) Health and Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,094,010
Series 2010 B, Health Facilities RB	5.00%	06/01/21	3,930	4,241,413
Missouri Environmental Improvement & Energy Resources Authority (State Revolving Fund);
Series 2001, RB (a)(f)	5.00%	07/01/23	885	929,746
Series 2001, RB	5.00%	07/01/23	115	119,525
Missouri Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2009, RB	5.25%	05/15/29	2,000	2,025,640
Missouri Health & Educational Facilities Authority (University of Missouri — Columbia Arena); Series 2001, RB	5.00%	11/01/19	2,540	2,670,581
Missouri Health & Educational Facilities Authority (Webster University); Series 2001, Educational Facilities RB (INS-NATL) (b)	5.00%	04/01/11	1,075	1,107,465
Missouri Housing Development Commission; Series 2008 B2, Single Family Mortgage RB (CEP-GNMA/FNMA/FHLMC)	5.10%	03/01/28	405	421,277
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (b)	5.00%	07/01/20	1,125	1,194,896
St. Louis (City of) Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-AGC) (b)	5.00%	07/15/21	1,500	1,610,835

				24,213,001

Montana—0.58%
Gallatin Airport Authority (PFC Supported); Series 2009, RB	4.38%	06/01/29	3,515	3,460,588
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	420,508
Montana (State of) Facility Finance Authority (Glendive Medical Center);
Series 2008 A, Master Loan Program RB	4.63%	07/01/18	1,010	1,090,921
Series 2008 A, Master Loan Program RB	4.75%	07/01/28	1,000	1,006,640
Montana Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	998,390
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,702,825

				9,679,872

Nebraska—0.11%
Douglas (County of) School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO	5.45%	06/15/22	500	533,210
Nebraska Elementary & Secondary School Finance Authority (Boys Town); Series 2008, Educational Facilities RB	4.75%	09/01/28	1,000	1,023,950
Nebraska Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.13%	04/01/29	250	269,235

				1,826,395

Nevada—2.21%
Clark (County of) School District; Series 2004 A, Ref. Unlimited Tax GO (INS-AGM) (b)	5.00%	06/15/16	5,000	5,504,600
Clark (County of);
Series 2006, Limited Tax GO (INS-AMBAC) (b)	5.00%	11/01/21	5,235	5,680,970
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (b)	5.00%	07/01/22	1,000	1,073,190
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (b)	5.00%	07/01/23	4,000	4,252,040
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (b)	5.00%	07/01/24	2,000	2,110,520
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (b)	5.00%	07/01/25	1,500	1,572,510
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,099,460
Sr. Series 2010 D, Airport System RB	5.00%	07/01/15	2,950	3,273,792
Sr. Series 2010 D, Airport System RB	5.00%	07/01/16	1,000	1,108,800
Sr. Series 2010 D, Airport System RB	5.00%	07/01/17	1,500	1,662,015
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada—(continued)
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	$4,000	$4,194,280
Las Vegas Valley Water District; Series 2009 D, Ref. Water Limited Tax GO	5.00%	06/01/16	500	567,185
Reno (City of) (Washoe Medical Center);
Series 2004 C, RB (INS-AGM) (b)	5.00%	06/01/15	750	812,737
Series 2004 C, RB (INS-AGM) (b)	5.00%	06/01/17	1,365	1,458,803
Series 2005 A, RB (INS-AGM) (b)	5.25%	06/01/17	1,300	1,407,458

				36,778,360

New Hampshire—0.28%
Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,867,285
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	534,080
New Hampshire Housing Financing Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	470	493,382
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	235	245,737
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,495	1,542,631

				4,683,115

New Jersey—2.34%
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB (f)	5.50%	06/15/10	7,060	7,077,368
New Jersey Economic Development Authority,
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	704,384
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,500	1,676,115
New Jersey Economic Development Authority; Series 2004, Cigarette Tax RB	5.50%	06/15/16	1,805	1,905,448
New Jersey Health Care Facilities Financing Authority (Bayonne Hospital Obligated Group); Series 1994, RB (INS-AGM) (b)	6.25%	07/01/12	1,500	1,500,045
New Jersey Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.50%	06/15/10	720	721,735
New Jersey Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,227,160
Series 2009 H, RB	5.00%	01/01/21	3,500	3,859,240
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009, RB (INS-AGC) (b)	5.00%	12/01/21	1,130	1,234,717
Series 2009, RB (INS-AGC) (b)	5.38%	12/01/26	500	537,145
Newark (City of);
Series 2010 A, General Improvement BAN	1.25%	06/17/10	4,885	4,885,928
Series 2010 H, TAN	4.00%	03/15/11	2,500	2,520,700
Paterson (City of);
Series 2009, Unlimited Tax General Improvement GO (INS-AGM) (b)	4.25%	06/15/12	1,600	1,675,232
Series 2009, Unlimited Tax General Improvement GO (INS-AGM) (b)	5.00%	06/15/16	200	217,858
Perth Amboy (City of) (Board of Education),
Series 2010, COP (INS-AGC) (b)	3.00%	12/15/10	1,000	1,009,910
Series 2010, COP (INS-AGC) (b)	4.00%	06/15/12	1,135	1,187,369
Series 2010, COP (INS-AGC) (b)	4.00%	12/15/12	1,285	1,355,624
Series 2010, COP (INS-AGC) (b)	4.00%	06/15/15	1,345	1,416,890
Series 2010, COP (INS-AGC) (b)	4.00%	12/15/15	1,395	1,468,628
South Jersey Port Corp., (Marine Terminal); Series 2009 P-2, RB	4.00%	01/01/16	1,505	1,605,880

				38,787,376

New York—2.64%
Amherst (Town of) Development Corp. (UBF Faculty-Student Housing Corp.-Greiner and Hadley Projects at SUNY Buffalo); Series 2010 A, RB (INS-AGM) (b)	4.00%	10/01/16	1,000	1,061,190
Babylon Industrial Development Agency;
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	613,654
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	484,814
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	395,445
Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	538,915
Dormitory Authority of the New York (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/26	500	514,300
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
Dormitory Authority of the State of New York (Frances Schervier Obligated Group); Series 1997, RB (INS-AGM) (b)	5.50%	07/01/10	$1,205	$1,210,543
Dormitory Authority of the State of New York (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,151,336
Dormitory Authority of the State of New York (School District Building Financing); Series 2008 D, RB (INS-AGC) (b)	5.75%	10/01/24	1,000	1,116,260
Dormitory Authority of the State of New York (St. Lawrence University Center); Series 2009, RB	5.00%	07/01/14	2,000	2,197,860
Dormitory Authority of the State of New York;
Series 2002 B, RB (a)	5.25%	05/15/12	3,170	3,422,047
Series 2009, Yeshiva University RB	5.00%	09/01/22	2,635	2,946,668
Series 2009 A, Ref. RB	5.00%	07/01/18	2,000	2,261,660
Nassau Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,007,004
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,699,437
New York (City of); Series 2008 Sub. J-1, Unlimited Tax GO	5.00%	08/01/17	750	857,497
New York City Housing Development Corp.;
Series 2009 C-2, MFH RB	3.50%	05/01/13	1,085	1,095,449
Series 2009 L-2, MFH RB (a)	2.00%	09/16/13	3,720	3,712,634
New York City Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,255,660
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,113,912
Series 2010 D, Sr. Sub. RB	5.00%	11/01/17	2,500	2,902,900
New York State Energy Research and Development Authority (Electric & Gas Corp.); Series 1994 C, PCR (a)	3.00%	06/03/13	5,000	5,001,400
New York State Housing Finance Agency; Series 2009 B, Affordable Housing RB	1.45%	11/01/11	1,000	1,002,010
Niagara Falls Bridge Commission (Tolls Bridge System); Series 1993 A, RB (INS-AGC) (b)	4.00%	10/01/19	1,000	1,063,710
Yonkers (City of),
Series 2010 A, Unlimited Tax GO (INS-AGM) (b)	5.00%	11/15/20	655	716,177
Series 2010 A, Unlimited Tax GO (INS-AGM) (b)	5.00%	11/15/22	500	535,070

				43,877,552

North Carolina—0.93%
Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System);
Series 2007 A, Ref. Health Care System RB	5.00%	01/15/19	1,000	1,078,220
Series 2008 A, Ref. Health Care System RB	4.63%	01/15/26	1,005	1,021,100
Series 2009 A, Ref. Health Care System RB	5.00%	01/15/20	3,500	3,803,730
Series 2009 A, Ref. Health Care System RB	5.00%	01/15/26	1,665	1,746,985
North Carolina Eastern Municipal Power Agency;
Series 2008 C, Power System RB (INS-AGC) (b)	6.00%	01/01/19	330	371,214
Series 2009 B, Power System RB	5.00%	01/01/17	500	550,905
Series 2009 D, Power System RB	5.00%	01/01/19	900	986,796
Series 2009 D, Power System RB	5.00%	01/01/20	1,000	1,083,410
Series 2009 D, Power System RB	5.00%	01/01/21	1,095	1,181,352
Series 2009 D, Power System RB	5.00%	01/01/22	1,060	1,135,599
Oak Island (Town of) (Waste Water);
Series 2008 A, Enterprise System RB (INS-NATL) (b)	5.00%	06/01/20	1,065	1,153,981
Series 2008 A, Enterprise System RB (INS-NATL) (b)	5.00%	06/01/23	1,210	1,282,176

				15,395,468

North Dakota—0.12%
Fargo (City of) (Meritcare Obligated Group); Series 2000 A, Health System RB (INS-AGM) (b)	5.60%	06/01/21	2,000	2,022,500
Ohio—4.95%
Akron (City of);
Series 2009, Waterworks System Mortgage Ref. & Improvement RB (INS-AGC) (b)	5.00%	03/01/16	2,675	3,022,910
Series 2009, Waterworks System Mortgage Ref. & Improvement RB (INS-AGC) (b)	5.00%	03/01/18	2,010	2,275,461
Allen (County of) Hospital Facilities (Catholic Healthcare Partners),
Series 2010 B, RB	5.00%	09/01/16	1,000	1,095,960
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Series 2010 B, RB	5.00%	09/01/18	$2,000	$2,168,640
Series 2010 B, RB	5.00%	09/01/20	2,500	2,663,000
American Municipal Power, Inc.; Series 2009 C, Combined Hydroelectric RB	5.00%	02/15/23	2,850	3,108,067
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/12	930	962,271
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,444,772
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	1,979,184
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/24	1,595	1,467,384
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, Health Care VRD RB (LOC-PNC Bank, N.A.) (c)(d)(e)	0.26%	11/01/40	9,605	9,605,000
Cleveland (City of);
Series 2009 C, Airport System RB (INS-AGC) (b)	5.00%	01/01/18	2,000	2,188,660
Series 2009 C, Airport System RB (INS-AGC) (b)	5.00%	01/01/19	2,000	2,180,580
Series 2009 C, Airport System RB (INS-AGC) (b)	5.00%	01/01/20	4,000	4,315,440
Series 2009 C, Airport System RB (INS-AGC) (b)	5.00%	01/01/23	3,000	3,151,590
Series 2009 C, Airport System RB (INS-AGC) (b)	5.00%	01/01/27	2,000	2,049,040
Franklin (County of) (Nationwide Children’s Hospital); Series 2009, Hospital Improvement RB	5.00%	11/01/18	1,000	1,080,550
Ohio (State of) (Cleveland Clinic);
Series 2009 B, Hospital Facilities RB	4.75%	01/01/20	3,000	3,211,680
Series 2009 B, Hospital Facilities RB	4.75%	01/01/21	2,000	2,126,040
Series 2009 B, Hospital Facilities RB	5.00%	01/01/22	1,000	1,060,870
Series 2009 B, Hospital Facilities RB	5.00%	01/01/23	3,000	3,173,700
Series 2009 B, Hospital Facilities RB	5.00%	01/01/25	3,000	3,140,610
Series 2009 B, Hospital Facilities RB	5.00%	01/01/26	3,000	3,134,070
Series 2009 B, Hospital Facilities RB	5.00%	01/01/27	1,000	1,039,600
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,064,805
Ohio Air Quality Development Authority (First Energy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	10,120	10,921,808
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,472,512
Ohio State Higher Educational Facility Commission (University Hospital Health System); Series 2009 C, RB (a)	4.88%	01/15/39	2,500	2,671,200
Toledo (City of); Series 2009, City Services Special Assessment Notes	4.00%	06/01/11	1,500	1,525,155

				82,300,559

Oklahoma—1.47%
Cleveland County Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,046,990
Oklahoma Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.25%	06/01/23	1,000	1,024,230
Oklahoma County Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,065,680
Oklahoma Development Finance Authority (Oklahoma State System of Higher Education);
Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,037,800
Series 2009 A, Master Real Property Lease RB	4.10%	06/01/21	1,000	1,031,330
Series 2009 A, Master Real Property Lease RB	4.20%	06/01/22	1,000	1,028,270
Oklahoma Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,250	1,304,637
Oklahoma Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	346,176
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	286,475
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	278,688
Okmulgee Municipal Authority; Series 2009 A, Utility System and Sales Tax RB	4.00%	12/01/19	2,165	2,259,935
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvement RB	4.00%	05/15/16	5,000	5,412,800
Series 2005 A, Capital Improvement RB	4.00%	05/15/17	1,000	1,061,640
Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,197,840
Tulsa Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	694,777
Series 2009 A, General RB	5.38%	06/01/24	1,750	1,794,310
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma—(continued)
Tulsa Industrial Authority (University of Tulsa); Series 2009, Ref. RB	5.00%	10/01/23	$1,500	$1,567,080

				24,438,658

Oregon—0.68%
Clackamas County Hospital Facility Authority (Legacy Health System); Series 2009 B, RB (a)	5.00%	07/15/12	1,000	1,050,080
Lane (County of); Series 2009 A, Limited Tax GO	4.00%	11/01/16	1,000	1,080,060
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	545,655
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,623,578
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/14	720	803,585
Series 2009 A, Ref. RB	5.00%	11/01/15	660	745,714
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,100,524
Oregon (State of) Oregon Facilities Authority (Samaritan Health Services) Series 2010 A, Ref. RB	4.00%	10/01/16	1,415	1,479,878
Oregon Facilities Authority (Willamette University Projects) Series 2010 A, Ref. RB	4.00%	10/01/24	500	498,355
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax GO (g)	5.24%	06/15/23	2,500	1,427,925

				11,355,354

Pennsylvania—5.08%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2010 A, RB	3.00%	05/15/11	490	500,452
Series 2010 A, RB	5.00%	05/15/19	580	628,778
Bethel Park School District;
Series 2009, Limited Tax GO	3.00%	08/01/13	500	522,180
Series 2009, Limited Tax GO	4.00%	08/01/17	800	851,328
Series 2009, Limited Tax GO	5.00%	08/01/29	1,000	1,045,600
Delaware County Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	536,640
Erie (City of) School District; Series 2000, Unlimited Tax GO (f)	5.80%	09/01/29	2,800	2,838,640
Erie County Hospital Authority (Saint Vincent Health Center); Series 2010 A, RB	4.50%	07/01/12	600	609,798
Lancaster County Solid Waste Management Authority Series 2009 B, Resource Recovery System RB	4.00%	12/15/12	2,000	2,117,320
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(d)(e)	0.27%	07/01/38	7,930	7,930,000
Pennsylvania Economic Development Financing Authority (Exelon Generation, LLC); Series 2009 A, Exempt Facilities RB (a)	5.00%	12/01/42	1,000	1,060,800
Pennsylvania Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,294,540
Series 2009, RB	5.00%	08/01/17	1,000	1,160,250
Series 2009, RB	5.00%	08/01/21	775	880,415
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,100	1,221,319
Pennsylvania Higher Educational Facilities Authority (University of Pittsburgh Medical Center),
Series 2010 E, RB	5.00%	05/15/19	1,025	1,113,632
Series 2010 E, RB	5.00%	05/15/21	5,000	5,343,850
Pennsylvania Turnpike Commission;
Series 2008 C, Sub. RB (INS-AGC) (b)	6.00%	06/01/23	500	579,150
Series 2009 B, Sub. RB	5.00%	06/01/21	3,500	3,779,580
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,687,425
Philadelphia (City of) (1975 General Ordinance); 17th Series 2003, Gas Works RB (INS-AGM) (b)	5.00%	07/01/10	7,540	7,568,124
Philadelphia (City of) School District (Water and Sewer System); Series 2010 C,	5.00%	09/01/14	1,000	1,106,750
Philadelphia (City of);
Series 2009 A, Unlimited Tax GO (INS-AGC) (b)	4.50%	08/01/20	2,000	2,149,380
Series 2009 A, Unlimited Tax GO (INS-AGC) (b)	5.25%	08/01/21	2,500	2,815,175
Series 2009 A, Unlimited Tax GO (INS-AGC) (b)	5.25%	08/01/22	5,000	5,554,050
Series 2009 A, Water & Wastewater RB	5.00%	01/01/27	250	261,718
Series 2009 B, Limited Tax GO (INS-AGC) (b)	5.75%	07/15/17	1,000	1,138,800
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Series 2009 B, Limited Tax GO (INS-AGC) (b)	6.00%	07/15/18	$1,000	$1,138,590
Series 2009 B, Limited Tax GO (INS-AGC) (b)	6.25%	07/15/23	2,000	2,227,920
Series 2010 A, Ref. Water and Wastewater RB	5.00%	06/15/19	1,000	1,128,260
Pittsburgh School District;
Series 2009 A, Limited Tax GO (INS-AGC) (b)	3.00%	09/01/12	1,300	1,358,292
Series 2009 A, Limited Tax GO (INS-AGC) (b)	4.00%	09/01/19	3,105	3,291,579
Pittsburgh Water and Sewer Authority; Series 2009 C-1D, Ref. Sub. Water and Sewer System RB (INS-AGC) (a)(b)	2.63%	09/01/12	1,000	1,006,720
Reading (City of); Series 2008, Unlimited Tax GO (INS-AGM) (b)	5.63%	11/01/23	1,500	1,662,990
South Fork Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB	6.00%	07/01/26	500	548,360
Southeastern Pennsylvania Transportation Authority; Series 1999 B, Ref. Special RB (INS-NATL) (b)	5.25%	03/01/17	3,000	3,020,370
St. Mary’s Hospital Authority (Catholic Health East),
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,522,380
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	2,866,889
University of Pittsburgh of the Commonwealth System of Higher Education (University Capital);
Series 2002 B, Ref. RB (a)	5.50%	09/15/13	1,000	1,120,910
Series 2005 A, RB (a)	5.50%	09/15/13	1,000	1,120,910
West Mifflin Area School District; Series 2009, Limited Tax GO (INS-AGM) (b)	5.50%	04/01/24	500	564,255
York City Sewer Authority,
Series 2010, Gtd. RB (INS-AGC) (b)	5.00%	12/01/22	750	789,278
Series 2010, Gtd. RB (INS-AGC) (b)	5.00%	12/01/23	1,620	1,692,932

				84,356,329

Puerto Rico—0.83%
Government Development Bank for Puerto Rico Series 1985, Ref. RB (INS-NATL) (b)	4.75%	12/01/15	1,000	1,038,490
Puerto Rico Electric Power Authority,
Series 2010 ZZ, Ref. Power RB	5.25%	07/01/19	1,000	1,105,690
Series 2010 ZZ, Ref. Power RB	5.25%	07/01/22	2,000	2,144,840
Puerto Rico Public Buildings Authority; Series 2004 K, Ref. Government Facilities RB (INS-AGM) (b)	5.25%	07/01/27	2,450	2,578,282
Puerto Rico Sales Tax Financing Corp. First Sub. Series 2010 A, Sales Tax RB	3.38%	08/01/16	500	501,705
Puerto Rico Sales Tax Financing Corp.;
First Sub. Series 2009 A, Sales Tax RB (a)	5.00%	08/01/11	3,000	3,119,640
First Sub. Series 2009 A, Sales Tax RB	5.00%	08/01/19	3,000	3,283,560

				13,772,207

Rhode Island—0.74%
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program);
Series 2007 B, RB (INS-AMBAC) (b)	5.00%	05/15/21	1,000	1,072,360
Series 2009 E, RB (INS-AGC) (b)	5.00%	05/15/19	2,145	2,385,991
Series 2009 E, RB (INS-AGC) (b)	5.00%	05/15/20	1,000	1,099,360
Series 2009 E, RB (INS-AGC) (b)	5.00%	05/15/22	2,535	2,740,031
Rhode Island Health & Educational Building Corp. (University of Rhode Island); Series 2009 B, Higher Education Facilities RB (INS-AGC) (b)	5.25%	09/15/29	1,250	1,335,187
Rhode Island Health & Educational Building Corp;
Series 2006 A, Ref. Hospital Financing RB (INS-AGM) (b)	5.00%	05/15/15	1,000	1,095,020
Series 2009 A, Hospital Financing RB (INS-AGC) (b)	6.13%	05/15/27	500	557,820
Rhode Island Student Loan Authority; Series 2009 A, Sr. Student Loan RB	4.75%	12/01/15	1,150	1,210,605
Woonsocket (City of); Series 2000, Unlimited Tax GO (INS-NATL) (b)	5.25%	10/01/10	840	852,440

				12,348,814

South Carolina—2.36%
Charleston (City of) Waterworks and Sewer System; Series 2001, Ref. RB (INS-NATL) (b)	5.25%	01/01/13	1,385	1,435,760
Oconee (County of) (Duke Energy Carolinas); Series 2009, Pollution Control Ref. RB	3.60%	02/01/17	2,650	2,754,887
Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,000	2,220,760
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/17	1,000	1,109,320
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	$2,000	$2,201,480
Rock Hill (City of);
Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (b)	4.00%	01/01/13	2,210	2,364,479
Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (b)	4.00%	01/01/14	2,315	2,504,784
Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (b)	4.00%	01/01/15	2,405	2,608,391
South Carolina (State of); Series 2001 B, Capital Improvements Unlimited Tax GO	5.50%	04/01/11	1,000	1,043,630
South Carolina Educational Facilities Authority (Furman University); Series 2010, RB	4.00%	10/01/10	200	202,244
South Carolina Jobs-Economic Development Authority (AnMed Health),
Series 2010, Ref. RB	5.00%	02/01/13	790	850,554
Series 2010, Ref. RB	5.00%	02/01/15	1,000	1,087,500
Series 2010, Ref. RB	5.00%	02/01/16	1,140	1,232,750
Series 2010, Ref. RB	5.00%	02/01/18	1,000	1,070,250
South Carolina Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2005 A, Ref. RB (INS-AGM) (b)	4.00%	08/01/17	1,500	1,547,355
Series 2009, Ref. and Improvement RB	3.00%	08/01/10	500	500,855
Series 2009, Ref. and Improvement RB	3.00%	08/01/11	1,000	1,009,560
Series 2009, Ref. and Improvement RB	5.00%	08/01/15	500	533,195
Series 2009, Ref. and Improvement RB	5.00%	08/01/17	1,000	1,040,260
Series 2009, Ref. and Improvement RB	5.00%	08/01/18	500	515,530
South Carolina State Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	1,000	1,045,930
South Carolina Transportation Infrastructure Bank;
Series 2001 A, RB (INS-AMBAC) (b)	5.00%	10/01/23	1,500	1,525,125
Series 2004 A, RB (INS-AMBAC) (b)	5.25%	10/01/22	1,390	1,481,240
Spartanburg Regional Health Services District;
Series 2008 A, RB (INS-AGC) (b)	4.50%	04/15/27	1,735	1,708,697
Series 2008 D, Ref. RB (INS-AGC) (b)	5.25%	04/15/20	1,000	1,092,490
Spartanburg Sanitation Sewer District;
Series 2009 B, Ref. Sewer System Convertible RB (INS-AGC) (b)	4.00%	03/01/16	1,110	1,196,702
Series 2009 B, Ref. Sewer System Convertible RB (INS-AGC) (b)	4.50%	03/01/17	1,160	1,276,406
York (County of) Series 2008, PCR (d)	0.88%	09/15/24	2,000	1,999,560

				39,159,694

South Dakota—0.45%
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,270,948
Series 2009, Water RB	5.00%	11/01/24	1,620	1,714,786
Series 2009, Water RB	5.00%	11/01/25	1,650	1,736,064
South Dakota Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	553,105
Series 2009, RB	5.00%	11/01/17	430	465,703
Series 2009, RB	5.00%	11/01/24	1,000	1,028,740
Series 2009, RB	5.25%	11/01/29	500	513,445
South Dakota Housing Development Authority (Home Ownership Mortgage); Series 2008 G, RB	5.10%	05/01/18	250	264,750

				7,547,541

Tennessee—0.92%
Chattanooga-Hamilton County Hospital Authority (Erlanger Health System); Series 2004, Ref. Hospital RB (INS-AGM) (b)	4.50%	10/01/16	2,500	2,649,000
Greater Dickinson Gas Authority,
Series 2010, Ref. Gas System and Improvement RB (INS-AGC) (b)	4.00%	01/01/17	1,115	1,191,534
Series 2010, Ref. Gas System and Improvement RB (INS-AGC) (b)	4.00%	01/01/18	1,110	1,180,962
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement RB	5.25%	04/01/23	1,000	1,032,680
Johnson City (City of) Health and Educational Facilities Board (Mountain States Health Alliance),
Series 2010 A, Ref. Hospital RB	5.00%	07/01/16	2,855	3,023,731
Series 2010 A, Ref. Hospital RB	5.38%	07/01/25	1,340	1,342,519
Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,734,400
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee—(continued)
Shelby (County of) Health Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004, RB	5.00%	09/01/18	$500	$542,160
Series 2004, RB	5.00%	09/01/19	500	543,180
Shelby (County of) Health Educational & Housing Facilities Board (Methodist Healthcare — University Hospital) Series 2004 B, RB (INS-AGM) (b)	5.00%	09/01/17	1,000	1,098,250

				15,338,416

Texas—8.45%
Aldine Independent School District; Series 2003, Unlimited Tax School Building GO (CEP-Texas Permanent School Fund)	3.00%	02/15/15	500	532,125
Austin (City of); Series 2001, Limited Tax Certificates GO	5.00%	09/01/11	1,900	2,009,535
Beaumont Independent School District; Series 2009, Unlimited Tax School Building GO (INS-AGC) (b)	5.00%	02/15/24	1,500	1,612,875
Bexar Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,406,758
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,719,275
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,690,500
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,692,450
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,657,075
Series 2009, Ref. Waterworks System RB	5.00%	05/01/29	2,500	2,555,900
Corpus Christi Independent District; Series 2009, School Building Unlimited Tax GO	5.00%	08/15/22	1,500	1,678,080
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/26	585	614,028
Dallas and Fort Worth (Cities of); Series 2009 A, Ref. RB	4.00%	11/01/14	2,000	2,173,420
Dallas County Utility & Reclamation District,
Series 2005 A, Ref. Unlimited Tax GO (INS-AMBAC) (b)	5.00%	02/15/19	1,200	1,254,864
Series 2005 A, Ref. Unlimited Tax GO (INS-AMBAC) (b)	5.15%	02/15/21	3,000	3,123,690
Dallas-Fort Worth (City of) International Airport Public Facility Improvement Corp.; Series 2001, Airport Hotel RB (INS-AGM) (b)	5.50%	01/15/18	1,250	1,252,337
Garland (City of); Series 2001, Limited Tax Certificates GO (INS-NATL) (b)	5.25%	02/15/11	2,435	2,519,543
Gulf Coast Waste Disposal Authority; Series 2006, Environmental Facilities RB (a)	2.30%	01/01/36	2,500	2,511,325
Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,102,880
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. RB	5.13%	11/15/23	750	741,015
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,198,440
Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,847,067
Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,172,980
Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,084,390
Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,706,325
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	547,885
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	3.50%	10/01/13	750	795,922
Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,822,817
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (b)	5.00%	05/15/23	1,500	1,596,450
Harris County Cultural Education Facilities Finance Corp. (The Methodist Hospital System); Series 2009 B-1, Ref. RB (a)	5.00%	06/01/12	1,630	1,749,838
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,000	7,241,780
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 A, Ref. Hotel Occupancy and Special Tax RB (INS-AMBAC) (b)	5.50%	09/01/10	1,000	1,011,850
Series 2001 A, Ref. Hotel Occupancy and Special Tax RB (INS-AMBAC) (b)	5.50%	09/01/11	4,000	4,220,160
Series 2001 B, Hotel Occupancy and Special Tax RB (INS-AMBAC) (b)	5.25%	09/01/10	1,000	1,011,210
Series 2001 B, Hotel Occupancy and Special Tax RB (INS-AMBAC) (b)	5.25%	09/01/11	2,360	2,482,531
Series 2001 B, Hotel Occupancy and Special Tax RB (INS-AMBAC) (b)	5.50%	09/01/11	2,460	2,595,398
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Houston (City of);
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/15	$325	$369,792
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/16	250	284,955
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/17	340	388,270
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/18	500	571,550
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/19	250	282,040
Humble Independent School District; Series 2009, Unlimited Tax GO	3.00%	02/15/15	1,190	1,251,928
La Vernia Higher Education Finance Corp. (KIPP, Inc.); Series 2009 A, Education RB	5.75%	08/15/24	365	379,246
Lake Worth (City of); Series 2008, Limited Tax Certificates GO (INS-AGC) (b)	5.00%	10/01/27	1,230	1,314,649
Live Oak (City of); Series 2004, Unlimited Tax GO (INS-NATL) (b)	5.00%	08/01/16	390	423,443
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2010, Ref. Transmission Contract and Improvement RB	5.00%	05/15/23	1,000	1,092,070
Lower Colorado River Authority;
Series 2009, Ref. RB	5.25%	05/15/29	500	536,940
Series 2010 A, Ref. RB (INS-AGM) (b)	5.88%	05/15/14	415	416,693
Lubbock Health Facilities Development Corp. (St. Joseph Health System); Series 2008 A, Ref. RB (a)	3.05%	10/16/12	3,000	3,048,780
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. and Improvement RB	5.00%	02/15/13	1,675	1,759,152
Series 2009, Ref. and Improvement RB	5.00%	02/15/14	1,270	1,330,909
Series 2009, Ref. and Improvement RB	5.50%	02/15/15	1,875	2,002,931
Series 2009, Ref. and Improvement RB	5.50%	02/15/16	1,505	1,591,628
Series 2009, Ref. and Improvement RB	5.50%	02/15/17	2,100	2,199,309
Mansfield (City of); Series 2008, Limited Tax Certificates GO	6.13%	02/15/26	500	567,970
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (b)	5.00%	12/15/24	2,000	2,199,200
North Texas Municipal Water District; Series 2001, Water System RB (INS-NATL) (b)	5.00%	09/01/11	1,040	1,098,531
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,189,080
Series 2008 E-3, Ref. First Tier System RB (a)	5.75%	01/01/16	2,410	2,714,407
Series 2008 H, Ref. First Tier System RB (a)	5.00%	01/01/13	3,380	3,633,906
Series 2008 L-2, Ref. First Tier System RB (a)	6.00%	01/01/13	1,000	1,101,050
Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,611,382
Parker (County of); Series 2009, Unlimited Tax GO (INS-AGC) (b)	5.25%	02/15/26	1,000	1,100,420
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO (INS-AGC) (b)	5.00%	02/15/24	500	547,155
San Antonio (City of); Series 1994, Electric & Gas RB	5.00%	02/01/12	2,375	2,550,132
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, RB (INS-AGC) (b)	3.75%	09/01/14	1,000	1,039,040
Series 2009 A, RB (INS-AGC) (b)	5.00%	09/01/13	500	541,635
Series 2009 A, RB (INS-AGC) (b)	5.00%	09/01/22	500	520,920
Series 2009 A, RB (INS-AGC) (b)	5.00%	09/01/24	1,280	1,319,130
Series 2009 B, RB (INS-AGC) (b)	5.25%	09/01/28	1,000	1,038,550
Tarrant County Cultural Education Facilities Finance Corp.; Series 2007 A, Texas Health Resources Ref. RB	5.00%	02/15/19	4,405	4,710,002
Tarrant Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, RB	5.00%	12/01/13	1,000	1,109,830
Series 2010 A, RB	5.00%	12/01/15	525	593,014
Series 2010 A, RB	5.00%	12/01/17	1,250	1,365,100
Texas Woman’s University; Series 2008, Revenue Financing System RB	5.13%	07/01/26	1,500	1,572,270
Trinity River Authority; Series 2005, Ref. and Improvement RB (INS-NATL) (b)	5.00%	02/01/24	4,240	4,388,061
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Contract RB	5.00%	09/01/13	1,160	1,232,941
Series 2009, Tax Increment Contract RB	5.00%	09/01/22	900	893,421
Series 2009, Tax Increment Contract RB	5.10%	09/01/23	1,455	1,454,884
Series 2009, Tax Incremental Contract Allocation RB	5.38%	09/01/25	450	455,031
West Harris County Regional Water Authority;
Series 2005, Water System RB (INS-AGM) (b)	5.00%	12/15/17	1,000	1,077,620
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,125,030
Series 2009, Water System RB	5.00%	12/15/22	2,215	2,400,462

				140,327,177

See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah—0.42%
Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	$1,865	$1,939,115
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	590	666,281
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,443,254
Salt Lake Valley Fire Service Area; Series 2008, Lease RB	5.00%	04/01/22	500	549,690
South Valley Sewer District; Series 2009 A, RB	4.00%	01/01/15	600	656,808
Tooele School District; Series 2001, Unlimited Tax GO (CEP-Utah School Bond Guaranty)	4.50%	06/01/11	1,075	1,120,064
Utah Housing Corp.; Series 2009 C, Class III, Single Family Mortgage RB	4.50%	07/01/23	620	629,926

				7,005,138

Vermont—0.16%
University of Vermont & State Agricultural College; Series 2009, RB	5.00%	10/01/28	1,500	1,585,905
Vermont Educational & Health Buildings Financing Agency (Fletcher Allen Heath Care); Series 2004 B, RB (INS-AGM) (b)	5.00%	12/01/22	1,000	1,040,950

				2,626,855

Virgin Islands—0.70%
Virgin Islands Public Finance Authority (Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,704,690
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Notes);
Series 2009 A-1, Ref. Sr. Lien Capital RB	4.13%	10/01/18	1,875	1,900,706
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,083,000
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,080,290
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,079,730
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,076,160
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	510,825
Series 2009 C, Ref. Sub. Lien RB	5.00%	10/01/11	1,000	1,039,700
Virgin Islands Water and Power Authority,
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,043,740
Series 2010 B, Electric System RB	5.00%	07/01/22	1,000	1,084,920

				11,603,761

Virginia—0.68%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Company); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	539,150
Norton (City of) Industrial Development Authority (Norton Community Hospital); Series 2001, Ref. & Improvement Hospital IDR (INS-ACA) (b)	5.13%	12/01/10	675	679,064
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance),
Series 2010 B, Ref. Hospital RB	4.00%	07/01/16	1,985	2,009,594
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,228,692
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,315,328
Virginia Housing Development Authority; Series 2010 A, Home Mortgage RB	0.75%	09/01/11	1,000	1,001,120
Virginia Resource Authority; Series 2008, Sub. Clean Water Revolving RB	5.00%	10/01/29	1,315	1,438,150
York (County of) Economic Development Authority (Virginia Electric & Power Company); Series 2009 A, Ref. PCR (a)	4.05%	05/01/14	2,000	2,110,880

				11,321,978

Washington—2.69%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric Systems RB	5.00%	01/01/26	500	531,920
Series 2009, Ref. Electric Systems RB	5.00%	01/01/27	215	227,608
Series 2009, Ref. Electric Systems RB	5.00%	01/01/28	300	316,041
Cowlitz (County of) (Wastewater Treatment); Series 2002, Ref. RB (INS-NATL) (b)	5.50%	11/01/19	2,500	2,775,175
Energy Northwest (No. 3);
Series 2001 A, Ref. Electric RB (INS-AGM) (b)	5.50%	07/01/10	1,000	1,004,820
Series 2001 A, Ref. Electric RB (INS-AGM) (b)	5.50%	07/01/11	7,500	7,915,800
King County Housing Authority (YWCA Family Village at Issaquah — Phase II); Series 2009, Housing RB	2.40%	01/01/13	1,450	1,461,991
Pend Oreille County Public Utility District No. 1(Box Canyon Production) Series 2009 A, System RB	5.00%	01/01/11	1,000	1,022,270
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Seattle (City of);
Series 2000, Municipal Light & Power RB	5.63%	12/01/17	$2,120	$2,177,240
Series 2001, Ref. Municipal Light & Power Improvements RB (INS-AGM) (b)	5.25%	03/01/11	3,000	3,109,980
Snohomish (County of);
Series 2001, Limited Tax GO	5.25%	12/01/11	2,385	2,552,022
Series 2001, Limited Tax GO (f)	5.25%	12/01/11	300	320,388
Washington (State of) (Department of Ecology); Series 2001, Ref. COP (INS-AMBAC) (b)	4.75%	04/01/11	5,310	5,329,116
Washington (State of); Series 2001 R-A, Ref. Unlimited Tax GO	5.00%	09/01/10	1,745	1,766,429
Washington Health Care Facilities Authority (Multicare Health System); Series 2008 A, RB (INS-AGC) (b)	5.75%	08/15/29	450	484,969
Washington Health Care Facilities Authority; Series 2008, RB (CEP-FHA)	5.25%	08/01/23	1,000	1,057,070
Washington Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,161,520
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,326,506
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,909,918
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,267,078
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	1,974,565

				44,692,426

West Virginia—0.14%
West Virginia Hospital Finance Authority;
Series 2003 D, Improvement RB (INS-AGM) (b)	5.38%	06/01/28	1,200	1,272,672
Series 2009 A, Ref. and Improvement RB	5.00%	09/01/13	1,000	1,078,700

				2,351,372

Wisconsin—2.62%
Manitowoc (City of); Series 2009, Electric Power System Ref. RB (INS-AGC) (b)	4.25%	10/01/15	1,510	1,648,829
Wisconsin (State of); Series 1993 2, Ref. Unlimited Tax GO	5.13%	11/01/11	2,000	2,130,140
Wisconsin Health & Educational Facilities Authority (Aurora Health Care);
Series 2009 B, RB (a)	4.75%	08/15/14	1,000	1,062,840
Series 2009 B, RB (a)	5.13%	08/15/16	2,000	2,129,160
Wisconsin Health & Educational Facilities Authority (Bay Area Medical Center); Series 2008, VRD RB (LOC-M&I Marshall & Ilsley Bank) (c)(d)(e)	2.00%	02/01/38	19,500	19,500,000
Wisconsin Health & Educational Facilities Authority (Children’s Hospital); Series 2008 B, RB	5.50%	08/15/29	3,000	3,216,660
Wisconsin Health & Educational Facilities Authority (Froedtert and Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,158,756
Series 2009 C, RB	5.00%	04/01/19	750	799,598
Series 2009 C, RB	5.00%	04/01/20	750	788,798
Wisconsin Health & Educational Facilities Authority (Marquette University);
Series 2008 B1, Ref. RB	3.50%	10/01/16	1,005	1,035,843
Series 2008 B1, Ref. RB	3.75%	10/01/18	880	901,085
Series 2008 B3, Ref. RB	3.75%	10/01/18	1,125	1,151,955
Series 2008 B3, Ref. RB	4.00%	10/01/19	1,145	1,181,480
Wisconsin Health & Educational Facilities Authority (Oakwood); Series 2000 B, VRD RB (LOC-M&I Marshall & Ilsley Bank) (c)(d)(e)	1.25%	08/15/30	4,915	4,915,000
Wisconsin Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-AMBAC) (b)	5.00%	12/15/16	855	906,967

				43,527,111

Wyoming—0.74%
Campbell County Hospital District (Campbell County Memorial Hospital);
Series 2009, Hospital RB	3.00%	12/01/12	1,000	1,032,190
Series 2009, Hospital RB	4.00%	12/01/15	1,285	1,353,863
Series 2009, Hospital RB	5.00%	12/01/17	1,170	1,253,070
Series 2009, Hospital RB	5.00%	12/01/18	545	573,133
Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (c)(d)(e)	0.30%	01/01/18	4,090	4,090,000
Sweetwater (County of); Series 2006, Pollution Control Ref. RB	5.25%	07/15/26	2,675	2,849,972
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming—(continued)
Wyoming Municipal Power Agency; Series 2008 A, RB	5.38%	01/01/25	$1,000	$1,083,780
				12,236,008
TOTAL INVESTMENTS(i)—99.77% (Cost $1,605,714,765)				1,657,360,245
OTHER ASSETS LESS LIABILITIES—0.23%				3,764,139

NET ASSETS—100.00%				$1,661,124,384

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.
BAN	— Bond Anticipation Note
BHAC	— Berkshire Hathaway Assurance Corp.
CEP	— Credit Enhancement Provider
CIFG	— CIFG Assurance North America, Inc.
COP	— Certificates of Participation
Ctfs.	— Certificates
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation Bonds
Gtd.	— Guaranteed
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
Jr.	— Junior
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAC	— Revenue Anticipation Certificates
RAN	— Revenue Anticipation Notes
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
TAN	— Tax Anticipation Notes
VRD	— Variable Rate Demand
Wts.	— Warrants
XLCA	— XL Capital Assurance Inc.
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Security is considered a cash equivalent.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $5,825,050, which represented 0.35% of the Fund’s Net Assets.

(i)	This table, as of May 31, 2010, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Corp.	12.60%
Assured Guaranty Municipal Corp.	10.10%
National Public Finance Guarantee Corp.	7.10%
See accompanying notes which are an integral part of this schedule.
     Invesco Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Invesco Tax-Free Intermediate Fund

D.	Other Risks — (continued)
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,566,435,245	$—	$1,566,435,245
Short Term Investments	—	90,925,000	—	90,925,000

Total Investments	$—	$1,657,360,245	$—	$1,657,360,245

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $175,502,418 and $98,295,025, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$52,026,577
Aggregate unrealized (depreciation) of investment securities	(381,097)

Net unrealized appreciation of investment securities	$51,645,480

Investments have the same cost for tax and financial statement purposes.
     Invesco Tax-Free Intermediate Fund

Item 2. Controls and Procedures.
(a)	As of June 20, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 20, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010
By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.